UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2025

Date of reporting period:	8/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Focused Growth Fund
Class A:
SPFAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Focused Growth Fund (the
“Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$54	1.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%
MF500E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	A
NASDAQ	SPFAX
CUSIP	74440K504
MF500E2A

PGIM Jennison Focused Growth Fund
Class C
:
SPFCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Focused Growth Fund (the
“Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$93	1.78%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%
MF500E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	C
NASDAQ	SPFCX
CUSIP	74440K702
MF500E2C

PGIM Jennison Focused Growth Fund
Class Z
:
SPFZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Focused Growth Fund (the
“Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$39	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%
MF500E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	Z
NASDAQ	SPFZX
CUSIP	74440K868
MF500E2Z

PGIM Jennison Focused Growth Fund
Class R6
:
PSGQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Focused Growth Fund (the
“Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$35	0.67%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%
MF500E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	R6
NASDAQ	PSGQX
CUSIP	74440K751
MF500E2R6

PGIM Quant Solutions Large-Cap Value Fund
Class A:
SUVAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class A	$59	1.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%
MF502E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	A
NASDAQ	SUVAX
CUSIP	74440K108
MF502E2A

PGIM Quant Solutions Large-Cap Value Fund
Class C:
SUVCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class C	$112	2.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%
MF502E2C

WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	C
NASDAQ	SUVCX
CUSIP	74440K306
MF502E2C

PGIM Quant Solutions Large-Cap Value Fund
Class R:
PRVRX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R	$70	1.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%
MF502E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R
NASDAQ	PRVRX
CUSIP	74440K736
MF502E2R

PGIM Quant Solutions Large-Cap Value Fund
Class Z:
SUVZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class Z	$42	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%
MF502E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SUVZX
CUSIP	74440K405
MF502E2Z

PGIM Quant Solutions Large-Cap Value Fund
Class R6:
SUVQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R6	$42	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%
MF502E2R6

WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R6
NASDAQ	SUVQX
CUSIP	74440K538
MF502E2R6

PGIM Strategic Bond Fund
Class A:
PUCAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$49	0.94%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF231E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	A
NASDAQ	PUCAX
CUSIP	74440K678
MF231E2A

PGIM Strategic Bond Fund
Class C:
PUCCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$90	1.74%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF231E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	C
NASDAQ	PUCCX
CUSIP	74440K660
MF231E2C

PGIM Strategic Bond Fund
Class Z:
PUCZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$32	0.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF231E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	Z
NASDAQ	PUCZX
CUSIP	74440K652
MF231E2Z

PGIM Strategic Bond Fund
Class R6:
PUCQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2024
This
semiannual shareholder report contains
important information about the Class R6 shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$31	0.59%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF231E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	R6
NASDAQ	PUCQX
CUSIP	74440K520
MF231E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –  11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

PGIM Quant Solutions Large-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Growth Fund	2
PGIM Quant Solutions Large-Cap Value Fund	14
Notes to Financial Statements	38

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

SOFR—Secured Overnight Financing Rate

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited)

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

Automobiles 2.1%

Tesla, Inc.*	161,053	$34,483,058

Banks 1.6%

NU Holdings Ltd. (Brazil) (Class A Stock)*	1,713,904	25,657,143

Biotechnology 2.1%

Vertex Pharmaceuticals, Inc.*	69,040	34,236,246

Broadline Retail 11.8%

Amazon.com, Inc.*	726,129	129,614,026
MercadoLibre, Inc. (Brazil)*	30,297	62,462,113

		192,076,139

Consumer Staples Distribution & Retail 2.9%

Costco Wholesale Corp.	53,774	47,986,842

Electrical Equipment 1.1%

Eaton Corp. PLC	57,300	17,587,089

Entertainment 5.2%

Netflix, Inc.*	94,413	66,216,558
Walt Disney Co. (The)	202,606	18,311,530

		84,528,088

Financial Services 3.9%

Mastercard, Inc. (Class A Stock)	130,894	63,266,306

Health Care Equipment & Supplies 1.3%

Intuitive Surgical, Inc.*	43,829	21,591,480

Hotels, Restaurants & Leisure 1.0%

Airbnb, Inc. (Class A Stock)*	133,041	15,607,039

Interactive Media & Services 11.1%

Alphabet, Inc. (Class A Stock)	227,477	37,165,192
Alphabet, Inc. (Class C Stock)	225,283	37,196,476
Meta Platforms, Inc. (Class A Stock)	205,530	107,144,845

		181,506,513

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 0.7%

MongoDB, Inc.*	39,156	$11,386,173

Media 1.5%

Trade Desk, Inc. (The) (Class A Stock)*	232,580	24,311,587

Personal Care Products 1.0%

L’Oreal SA (France)	38,827	17,035,535

Pharmaceuticals 9.5%

AstraZeneca PLC (United Kingdom), ADR	253,111	22,177,586
Eli Lilly & Co.	88,450	84,913,769
Novo Nordisk A/S (Denmark), ADR	349,665	48,659,381

		155,750,736

Semiconductors & Semiconductor Equipment 16.5%

ASML Holding NV (Netherlands)	28,800	26,031,456
Broadcom, Inc.	478,580	77,922,396
NVIDIA Corp.	1,389,068	165,813,047

		269,766,899

Software 16.3%

Cadence Design Systems, Inc.*	119,089	32,026,605
Crowdstrike Holdings, Inc. (Class A Stock)*	48,338	13,403,161
Datadog, Inc. (Class A Stock)*	107,096	12,450,981
Microsoft Corp.	358,771	149,657,735
Palo Alto Networks, Inc.*	67,081	24,331,620
ServiceNow, Inc.*	40,337	34,488,135

		266,358,237

Technology Hardware, Storage & Peripherals 9.8%

Apple, Inc.	698,259	159,901,311

Textiles, Apparel & Luxury Goods 0.6%

LVMH Moet Hennessy Louis Vuitton SE (France)	13,349	9,935,884

TOTAL LONG-TERM INVESTMENTS (cost $810,238,882)		1,632,972,305

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  3

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $1,154,985)(wb)	1,154,985	$1,154,985

TOTAL INVESTMENTS 100.1% (cost $811,393,867)		1,634,127,290
Liabilities in excess of other assets (0.1)%		(1,977,254)

NET ASSETS 100.0%		$1,632,150,036

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$34,483,058	$—	$—
Banks	25,657,143	—	—
Biotechnology	34,236,246	—	—
Broadline Retail	192,076,139	—	—
Consumer Staples Distribution & Retail	47,986,842	—	—
Electrical Equipment	17,587,089	—	—
Entertainment	84,528,088	—	—
Financial Services	63,266,306	—	—
Health Care Equipment & Supplies	21,591,480	—	—
Hotels, Restaurants & Leisure	15,607,039	—	—
Interactive Media & Services	181,506,513	—	—
IT Services	11,386,173	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Media	$24,311,587	$—	$—
Personal Care Products	—	17,035,535	—
Pharmaceuticals	155,750,736	—	—
Semiconductors & Semiconductor Equipment	269,766,899	—	—
Software	266,358,237	—	—
Technology Hardware, Storage & Peripherals	159,901,311	—	—
Textiles, Apparel & Luxury Goods	—	9,935,884	—
Short-Term Investment
Affiliated Mutual Fund	1,154,985	—	—

Total	$1,607,155,871	$26,971,419	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	16.5%
Software	16.3
Broadline Retail	11.8
Interactive Media & Services	11.1
Technology Hardware, Storage & Peripherals	9.8
Pharmaceuticals	9.5
Entertainment	5.2
Financial Services	3.9
Consumer Staples Distribution & Retail	2.9
Automobiles	2.1
Biotechnology	2.1
Banks	1.6
Media	1.5

Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1
Personal Care Products	1.0
Hotels, Restaurants & Leisure	1.0
IT Services	0.7
Textiles, Apparel & Luxury Goods	0.6
Affiliated Mutual Fund	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  5

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $810,238,882)	$1,632,972,305
Affiliated investments (cost $1,154,985)	1,154,985
Foreign currency, at value (cost $17)	17
Receivable for Fund shares sold	1,044,713
Dividends receivable	510,619
Tax reclaim receivable	423,494
Prepaid expenses and other assets	5,311

Total Assets	1,636,111,444

Liabilities

Payable for Fund shares purchased	1,690,262
Management fee payable	859,837
Payable for investments purchased	821,831
Distribution fee payable	257,830
Transfer agent fee payable	142,807
Accrued expenses and other liabilities	102,642
Affiliated transfer agent fee payable	79,888
Trustees’ fees payable	6,311

Total Liabilities	3,961,408

Net Assets	$1,632,150,036

Net assets were comprised of:
Shares of beneficial interest, at par	$63,946
Paid-in capital in excess of par	928,669,548
Total distributable earnings (loss)	703,416,542

Net assets, August 31, 2024	$1,632,150,036

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2024

Class A

Net asset value and redemption price per share, ($1,074,861,896 ÷ 43,090,743 shares of beneficial interest issued and outstanding)	$24.94
Maximum sales charge (5.50% of offering price)	1.45

Maximum offering price to public	$26.39

Class C

Net asset value, offering price and redemption price per share, ($46,253,905 ÷ 2,682,102 shares of beneficial interest issued and outstanding)	$17.25

Class Z

Net asset value, offering price and redemption price per share, ($383,072,939 ÷ 13,633,174 shares of beneficial interest issued and outstanding)	$28.10

Class R6

Net asset value, offering price and redemption price per share, ($127,961,296 ÷ 4,540,179 shares of beneficial interest issued and outstanding)	$28.18

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  7

PGIM Jennison Focused Growth Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $202,844 foreign withholding tax)	$4,036,332
Affiliated dividend income	171,723
Affiliated income from securities lending, net	332

Total income	4,208,387

Expenses
Management fee	5,320,161
Distribution fee(a)	1,815,781
Transfer agent’s fees and expenses (including affiliated expense of $235,676)(a)	776,001
Custodian and accounting fees	56,262
Shareholders’ reports	53,300
Registration fees(a)	37,180
Professional fees	21,156
Trustees’ fees	15,367
Audit fee	13,185
Miscellaneous	34,013

Total expenses	8,142,406
Less: Fee waiver and/or expense reimbursement(a)	(166,553)
Distribution fee waiver(a)	(263,667)

Net expenses	7,712,186

Net investment income (loss)	(3,503,799)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,028)	90,399,616
Foreign currency transactions	(11,113)

90,388,503

Net change in unrealized appreciation (depreciation) on:
Investments	47,918,381
Foreign currencies	7,552

47,925,933

Net gain (loss) on investment and foreign currency transactions	138,314,436

Net Increase (Decrease) In Net Assets Resulting From Operations	$134,810,637

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,582,000	233,781	—	—
Transfer agent’s fees and expenses	589,094	28,667	157,006	1,234
Registration fees	9,469	6,791	13,106	7,814
Fee waiver and/or expense reimbursement	(84,581)	(13,492)	(49,272)	(19,208)
Distribution fee waiver	(263,667)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2024	Year Ended February 29, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,503,799)	$(5,548,876)
Net realized gain (loss) on investment and foreign currency transactions	90,388,503	123,653,273
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	47,925,933	487,607,400

Net increase (decrease) in net assets resulting from operations	134,810,637	605,711,797

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	54,792,002	166,239,228
Cost of shares purchased	(140,262,518)	(299,371,895)

Net increase (decrease) in net assets from Fund share transactions	(85,470,516)	(133,132,667)

Total increase (decrease)	49,340,121	472,579,130

Net Assets:

Beginning of period	1,582,809,915	1,110,230,785

End of period	$1,632,150,036	$1,582,809,915

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  9

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.94		$ 14.58	$18.46	$24.34	$15.84	$14.91
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.09)	(0.08)	(0.20)	(0.18)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.06		8.45	(3.80)	(2.10)	10.85	1.97
Total from investment operations	2.00		8.36	(3.88)	(2.30)	10.67	1.86
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	(3.58)	(2.17)	(0.93)
Net asset value, end of period	$24.94		$ 22.94	$14.58	$18.46	$24.34	$15.84
Total Return(b):	8.72%		57.34%	(21.02)%	(12.51)%	67.82%	12.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,074,862		$1,037,945	$739,492	$1,078,256	$485,590	$292,554
Average net assets (000)	$1,046,069		$870,689	$829,415	$653,573	$393,844	$283,060
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03	%(d)	1.05%	1.05%	1.05%	1.07%	1.10%
Expenses before waivers and/or expense reimbursement	1.10	%(d)	1.14%	1.14%	1.14%	1.15%	1.19%
Net investment income (loss)	(0.51	)%(d)	(0.49)%	(0.53)%	(0.86)%	(0.84)%	(0.66)%
Portfolio turnover rate(e)	15%		34%	49%	67%	74%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.92		$10.19	$13.00	$18.25	$12.29	$11.84
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.15)	(0.13)	(0.28)	(0.25)	(0.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.43		5.88	(2.68)	(1.39)	8.38	1.55
Total from investment operations	1.33		5.73	(2.81)	(1.67)	8.13	1.38
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	(3.58)	(2.17)	(0.93)
Net asset value, end of period	$17.25		$15.92	$10.19	$13.00	$18.25	$12.29
Total Return(b):	8.29%		56.23%	(21.62)%	(13.27)%	66.59%	11.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,254		$47,880	$36,391	$60,205	$59,185	$39,542
Average net assets (000)	$46,375		$41,006	$43,727	$60,666	$51,793	$44,576
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78	%(d)	1.78%	1.78%	1.79%	1.79%	1.82%
Expenses before waivers and/or expense reimbursement	1.84	%(d)	1.87%	1.87%	1.82%	1.82%	1.86%
Net investment income (loss)	(1.26	)%(d)	(1.22)%	(1.26)%	(1.61)%	(1.56)%	(1.39)%
Portfolio turnover rate(e)	15%		34%	49%	67%	74%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  11

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.80		$ 16.35	$20.64	$26.76	$17.23	$16.09
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.04)	(0.15)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33		9.49	(4.25)	(2.39)	11.82	2.12
Total from investment operations	2.30		9.45	(4.29)	(2.54)	11.70	2.07
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	(3.58)	(2.17)	(0.93)
Net asset value, end of period	$28.10		$ 25.80	$16.35	$20.64	$26.76	$17.23
Total Return(b):	8.91%		57.80%	(20.78)%	(12.27)%	68.34%	12.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$383,073		$369,697	$232,765	$538,780	$593,796	$316,686
Average net assets (000)	$374,760		$303,068	$347,807	$587,500	$453,422	$311,632
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.78	%(d)	0.80%	0.80%	0.81%	0.81%	0.83%
Net investment income (loss)	(0.23	)%(d)	(0.20)%	(0.24)%	(0.56)%	(0.52)%	(0.31)%
Portfolio turnover rate(e)	15%		34%	49%	67%	74%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.87		$ 16.38	$20.66	$26.76	$17.21	$16.07
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.03)	(0.13)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33		9.51	(4.25)	(2.39)	11.83	2.11
Total from investment operations	2.31		9.49	(4.28)	(2.52)	11.72	2.07
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	(3.58)	(2.17)	(0.93)
Net asset value, end of period	$28.18		$ 25.87	$16.38	$20.66	$26.76	$17.21
Total Return(b):	8.93%		57.94%	(20.72)%	(12.19)%	68.44%	13.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$127,961		$127,289	$101,583	$158,547	$137,574	$22,843
Average net assets (000)	$125,655		$116,341	$119,659	$180,823	$58,252	$21,320
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	0.70	%(d)	0.71%	0.71%	0.71%	0.75%	0.78%
Net investment income (loss)	(0.15	)%(d)	(0.12)%	(0.15)%	(0.48)%	(0.46)%	(0.23)%
Portfolio turnover rate(e)	15%		34%	49%	67%	74%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  13

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited)

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 99.3%

Aerospace & Defense 1.4%

Boeing Co. (The)*	2,700	$469,098
General Dynamics Corp.	1,500	449,040
General Electric Co.	7,600	1,327,112
Lockheed Martin Corp.	800	454,480
Northrop Grumman Corp.	600	313,926
RTX Corp.	12,501	1,541,873
TransDigm Group, Inc.	100	137,321

		4,692,850

Air Freight & Logistics 0.8%

FedEx Corp.	7,500	2,240,775
United Parcel Service, Inc. (Class B Stock)	4,700	604,185

		2,844,960

Automobile Components 1.0%

Aptiv PLC*	13,800	987,114
BorgWarner, Inc.	38,000	1,294,660
Lear Corp.	8,000	933,200

		3,214,974

Automobiles 1.6%

Ford Motor Co.	183,110	2,049,001
General Motors Co.	52,396	2,608,273
Harley-Davidson, Inc.	15,900	595,296

		5,252,570

Banks 8.9%

Bank of America Corp.	95,411	3,887,998
Citigroup, Inc.	35,204	2,205,179
Fifth Third Bancorp	34,600	1,477,074
First Citizens BancShares, Inc. (Class A Stock)	500	1,015,350
Huntington Bancshares, Inc.	4,800	71,856
JPMorgan Chase & Co.	42,864	9,635,827
M&T Bank Corp.	6,646	1,143,843
PNC Financial Services Group, Inc. (The)	11,597	2,146,489
Truist Financial Corp.	53,668	2,386,079

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

U.S. Bancorp	44,909	$2,121,052
Wells Fargo & Co.	67,332	3,936,902

		30,027,649

Beverages 0.2%

Molson Coors Beverage Co. (Class B Stock)	14,582	786,991

Biotechnology 1.8%

AbbVie, Inc.	11,800	2,316,458
Amgen, Inc.	600	200,298
Biogen, Inc.*	400	81,904
Gilead Sciences, Inc.	21,000	1,659,000
Moderna, Inc.*	600	46,440
Regeneron Pharmaceuticals, Inc.*	1,000	1,184,690
Vertex Pharmaceuticals, Inc.*	1,100	545,479

		6,034,269

Broadline Retail 0.4%

Dillard’s, Inc. (Class A Stock)	1,200	406,764
eBay, Inc.	13,400	791,940
Nordstrom, Inc.	9,700	216,698

		1,415,402

Building Products 0.7%

Builders FirstSource, Inc.*	6,200	1,078,800
Carrier Global Corp.	2,500	181,950
Owens Corning	5,300	894,269
Trane Technologies PLC	100	36,166

		2,191,185

Capital Markets 3.4%

Affiliated Managers Group, Inc.	2,200	382,426
Bank of New York Mellon Corp. (The)	37,410	2,552,110
Goldman Sachs Group, Inc. (The)	4,590	2,342,048
Interactive Brokers Group, Inc. (Class A Stock)	2,200	283,558
Invesco Ltd.	37,060	633,355
Morgan Stanley	10,162	1,052,885
S&P Global, Inc.	600	307,944

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  15

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

State Street Corp.	25,218	$2,196,488
Virtu Financial, Inc. (Class A Stock)	47,600	1,461,796
XP, Inc. (Brazil) (Class A Stock)	6,100	112,301

		11,324,911

Chemicals 1.5%

CF Industries Holdings, Inc.	10,200	847,518
Linde PLC	2,800	1,339,100
LyondellBasell Industries NV (Class A Stock)	20,374	2,010,914
Mosaic Co. (The)	29,876	853,557

		5,051,089

Communications Equipment 0.3%
Cisco Systems, Inc.	22,000	1,111,880

Construction & Engineering 0.3%
MDU Resources Group, Inc.	35,000	899,150

Consumer Finance 1.4%
Capital One Financial Corp.	17,341	2,547,913
SLM Corp.	27,400	604,444
Synchrony Financial	30,100	1,512,826

		4,665,183

Consumer Staples Distribution & Retail 2.2%
Kroger Co. (The)	40,600	2,160,326
Target Corp.	12,100	1,858,802
Walgreens Boots Alliance, Inc.	10,900	100,825
Walmart, Inc.	43,056	3,325,215

		7,445,168

Containers & Packaging 1.8%
Berry Global Group, Inc.	13,100	902,066
Crown Holdings, Inc.	19,700	1,781,077
Graphic Packaging Holding Co.	22,900	685,397
Sealed Air Corp.	23,100	807,345

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)

Silgan Holdings, Inc.	16,000	$836,320
Sonoco Products Co.	15,900	899,463

		5,911,668

Diversified Consumer Services 0.3%

ADT, Inc.	150,700	1,098,603

Diversified Telecommunication Services 2.3%

AT&T, Inc.	186,603	3,713,400
Verizon Communications, Inc.	99,116	4,141,066

		7,854,466

Electric Utilities 1.9%

American Electric Power Co., Inc.	8,800	882,464
Constellation Energy Corp.	400	78,680
Edison International	7,600	661,428
Eversource Energy	20,500	1,384,365
Exelon Corp.	37,241	1,418,510
NextEra Energy, Inc.	7,100	571,621
NRG Energy, Inc.	13,000	1,105,130
Xcel Energy, Inc.	4,600	281,658

		6,383,856

Electrical Equipment 0.3%

Eaton Corp. PLC	3,100	951,483
Emerson Electric Co.	1,300	137,007

		1,088,490

Electronic Equipment, Instruments & Components 0.6%

Arrow Electronics, Inc.*	5,200	702,416
Avnet, Inc.	6,600	364,188
Coherent Corp.*	10,900	849,655

		1,916,259

Energy Equipment & Services 1.1%

Baker Hughes Co.	17,400	611,958
Halliburton Co.	37,600	1,168,984

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  17

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)

NOV, Inc.	6,900	$122,613
Schlumberger NV	36,900	1,623,231

		3,526,786

Entertainment 0.4%

Playtika Holding Corp.	79,900	604,843
Walt Disney Co. (The)	6,700	605,546

		1,210,389

Financial Services 5.3%

Berkshire Hathaway, Inc. (Class B Stock)*	20,998	9,993,368
Corebridge Financial, Inc.	18,700	552,772
Equitable Holdings, Inc.	5,800	246,616
Euronet Worldwide, Inc.*	1,300	140,283
Fidelity National Information Services, Inc.	5,600	461,720
Global Payments, Inc.	18,700	2,075,887
MGIC Investment Corp.	56,200	1,429,166
PayPal Holdings, Inc.*	38,900	2,817,527
Voya Financial, Inc.	2,600	184,158

		17,901,497

Food Products 2.8%

Archer-Daniels-Midland Co.	16,300	994,137
Bunge Global SA	10,900	1,105,042
Conagra Brands, Inc.	20,900	652,080
Darling Ingredients, Inc.*	10,100	421,473
General Mills, Inc.	7,800	563,862
Ingredion, Inc.	13,600	1,826,616
Kraft Heinz Co. (The)	60,722	2,151,380
Pilgrim’s Pride Corp.*	37,500	1,746,750

		9,461,340

Gas Utilities 0.8%

National Fuel Gas Co.	28,100	1,679,256
UGI Corp.	45,600	1,135,896

		2,815,152

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation 1.0%

Avis Budget Group, Inc.	3,400	$278,766
CSX Corp.	7,900	270,733
Norfolk Southern Corp.	500	128,080
Ryder System, Inc.	9,300	1,350,732
U-Haul Holding Co.*	6,100	433,222
U-Haul Holding Co. (Non-Voting Shares)	7,900	539,965
Union Pacific Corp.	1,600	409,744

		3,411,242

Health Care Equipment & Supplies 1.3%

Abbott Laboratories	14,900	1,687,723
Becton, Dickinson & Co.	3,000	727,230
Medtronic PLC	14,106	1,249,509
QuidelOrtho Corp.*	19,300	815,425

		4,479,887

Health Care Providers & Services 5.5%

Cardinal Health, Inc.	13,100	1,476,632
Centene Corp.*	29,500	2,325,485
Cigna Group (The)	3,549	1,284,064
CVS Health Corp.	46,687	2,672,364
Elevance Health, Inc.	200	111,378
HCA Healthcare, Inc.	6,500	2,571,335
Premier, Inc. (Class A Stock)	51,100	1,040,907
Tenet Healthcare Corp.*	11,700	1,940,328
UnitedHealth Group, Inc.	8,500	5,016,700
Universal Health Services, Inc. (Class B Stock)	700	166,579

		18,605,772

Health Care REITs 0.1%

Ventas, Inc.	5,200	322,972
Welltower, Inc.	300	36,204

		359,176

Hotel & Resort REITs 0.3%

Host Hotels & Resorts, Inc.	17,700	313,290
Park Hotels & Resorts, Inc.	53,900	823,592

		1,136,882

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  19

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.7%

Expedia Group, Inc.*	1,400	$194,726
McDonald’s Corp.	2,827	816,042
MGM Resorts International*	31,900	1,199,121
Norwegian Cruise Line Holdings Ltd.*	23,100	413,259
Royal Caribbean Cruises Ltd.*	11,400	1,876,668
Travel + Leisure Co.	24,800	1,097,648
Wynn Resorts Ltd.	3,100	238,328

		5,835,792

Household Durables 2.2%

Leggett & Platt, Inc.	16,400	207,296
Lennar Corp. (Class A Stock)	12,481	2,272,291
Mohawk Industries, Inc.*	11,200	1,737,568
PulteGroup, Inc.	8,200	1,079,530
Toll Brothers, Inc.	14,000	2,016,980

		7,313,665

Household Products 1.0%

Procter & Gamble Co. (The)	20,272	3,477,459

Independent Power & Renewable Electricity Producers 0.4%

AES Corp. (The)	84,500	1,447,485

Industrial Conglomerates 0.5%

3M Co.	6,100	821,609
Honeywell International, Inc.	4,100	852,431

		1,674,040

Industrial REITs 0.2%

Prologis, Inc.	5,700	728,574

Insurance 5.2%

Allstate Corp. (The)	300	56,682
American International Group, Inc.	31,985	2,464,444
Arch Capital Group Ltd.*	21,600	2,442,744
Assurant, Inc.	800	157,080
Axis Capital Holdings Ltd.	13,400	1,070,392
Chubb Ltd.	11,808	3,355,598
Everest Group Ltd.	600	235,344

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Hartford Financial Services Group, Inc. (The)	20,100	$2,333,610
Loews Corp.	14,500	1,188,130
MetLife, Inc.	10,500	813,540
RenaissanceRe Holdings Ltd. (Bermuda)	900	229,311
Travelers Cos., Inc. (The)	11,114	2,534,770
Unum Group	8,000	443,920

		17,325,565

IT Services 1.1%

Accenture PLC (Ireland) (Class A Stock)	3,100	1,060,045
DXC Technology Co.*	4,200	86,814
International Business Machines Corp.	12,300	2,486,199

		3,633,058

Leisure Products 0.5%

Mattel, Inc.*	79,500	1,508,910

Life Sciences Tools & Services 0.7%

Danaher Corp.	2,600	700,206
IQVIA Holdings, Inc.*	700	176,085
Thermo Fisher Scientific, Inc.	2,300	1,414,661

		2,290,952

Machinery 2.7%

Allison Transmission Holdings, Inc.	16,300	1,511,825
Caterpillar, Inc.	5,700	2,029,770
Cummins, Inc.	3,300	1,032,405
Deere & Co.	5,600	2,160,144
PACCAR, Inc.	20,500	1,971,690
Parker-Hannifin Corp.	600	360,120

		9,065,954

Media 2.7%

Charter Communications, Inc. (Class A Stock)*	6,000	2,085,240
Comcast Corp. (Class A Stock)	96,482	3,817,793
Fox Corp. (Class A Stock)	11,200	463,344
Fox Corp. (Class B Stock)	19,300	741,699
Liberty Media Corp.-Liberty SiriusXM*	15,600	371,748

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  21

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)

Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	14,900	$354,769
Nexstar Media Group, Inc.	7,100	1,213,248

		9,047,841

Metals & Mining 1.2%

Nucor Corp.	14,337	2,177,934
Steel Dynamics, Inc.	14,800	1,768,748

		3,946,682

Mortgage Real Estate Investment Trusts (REITs) 1.5%

AGNC Investment Corp.	115,320	1,177,417
Annaly Capital Management, Inc.	28,100	566,496
Rithm Capital Corp.	154,250	1,841,745
Starwood Property Trust, Inc.	65,500	1,365,020

		4,950,678

Office REITs 0.1%

Highwoods Properties, Inc.	12,100	389,862

Oil, Gas & Consumable Fuels 8.3%

Cheniere Energy, Inc.	6,000	1,111,560
Chevron Corp.	28,838	4,266,582
ConocoPhillips	23,515	2,675,772
Coterra Energy, Inc.	24,200	588,786
Devon Energy Corp.	26,200	1,173,236
Diamondback Energy, Inc.	6,600	1,287,726
EOG Resources, Inc.	14,600	1,880,772
Exxon Mobil Corp.	66,971	7,898,559
Kinder Morgan, Inc.	39,100	843,387
Marathon Petroleum Corp.	9,640	1,707,437
Occidental Petroleum Corp.	23,300	1,327,634
Ovintiv, Inc.	4,000	171,320
Phillips 66	11,800	1,655,658
Valero Energy Corp.	10,100	1,481,973

		28,070,402

Passenger Airlines 1.4%

Alaska Air Group, Inc.*	31,000	1,119,410

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines (cont’d.)
American Airlines Group, Inc.*	58,400	$620,208
Delta Air Lines, Inc.	37,700	1,601,873
United Airlines Holdings, Inc.*	30,600	1,347,624

		4,689,115

Pharmaceuticals 4.9%

Bristol-Myers Squibb Co.	63,500	3,171,825
Jazz Pharmaceuticals PLC*	9,200	1,067,016
Johnson & Johnson	22,120	3,668,823
Merck & Co., Inc.	9,700	1,148,965
Organon & Co.	78,100	1,745,535
Pfizer, Inc.	99,186	2,877,386
Royalty Pharma PLC (Class A Stock)	42,900	1,245,387
Viatris, Inc.	139,900	1,689,992

		16,614,929

Professional Services 0.4%

Concentrix Corp.	16,100	1,211,203

Residential REITs 0.3%

AvalonBay Communities, Inc.	3,300	744,909
Equity Residential	1,700	127,296

		872,205

Retail REITs 0.1%

Simon Property Group, Inc.	2,700	451,845

Semiconductors & Semiconductor Equipment 3.2%

Advanced Micro Devices, Inc.*	7,300	1,084,488
Analog Devices, Inc.	2,500	587,100
Cirrus Logic, Inc.*	400	58,276
GLOBALFOUNDRIES, Inc.*	4,300	200,724
Intel Corp.	71,164	1,568,455
Marvell Technology, Inc.	10,500	800,520
Microchip Technology, Inc.	8,400	690,144
Micron Technology, Inc.	14,700	1,414,728
ON Semiconductor Corp.*	12,700	988,949
QUALCOMM, Inc.	10,000	1,753,000

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  23

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Skyworks Solutions, Inc.	7,300	$800,007
Texas Instruments, Inc.	3,300	707,322

		10,653,713

Software 0.2%

Gen Digital, Inc.	30,200	799,092

Specialized REITs 1.1%

Crown Castle, Inc.	8,000	896,160
EPR Properties	20,500	973,135
Equinix, Inc.	100	83,436
Public Storage	2,700	928,044
VICI Properties, Inc.	22,400	749,952

		3,630,727

Specialty Retail 1.1%

Advance Auto Parts, Inc.	17,900	811,049
Best Buy Co., Inc.	5,100	512,040
Gap, Inc. (The)	67,100	1,505,053
Lowe’s Cos., Inc.	500	124,250
Penske Automotive Group, Inc.	4,000	680,400

		3,632,792

Technology Hardware, Storage & Peripherals 1.2%

Hewlett Packard Enterprise Co.	107,863	2,089,306
HP, Inc.	58,100	2,102,058

		4,191,364

Textiles, Apparel & Luxury Goods 1.2%

Carter’s, Inc.	7,600	500,840
Crocs, Inc.*	12,400	1,812,508
PVH Corp.	13,200	1,302,708
Tapestry, Inc.	10,400	426,088

		4,042,144

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco 1.3%

Altria Group, Inc.	57,600	$3,097,152
Philip Morris International, Inc.	11,643	1,435,465

		4,532,617

Trading Companies & Distributors 0.9%

Air Lease Corp.	17,626	815,555
United Rentals, Inc.	2,100	1,556,646
WESCO International, Inc.	3,800	628,444

		3,000,645

Wireless Telecommunication Services 0.3%

T-Mobile US, Inc.	4,700	933,984

TOTAL COMMON STOCKS (cost $250,889,506)		334,082,990

UNAFFILIATED EXCHANGE-TRADED FUND 0.5%
iShares Russell 1000 Value ETF (cost $1,553,943)	9,000	1,694,880

TOTAL LONG-TERM INVESTMENTS (cost $252,443,449)		335,777,870

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $315,955)(wb)	315,955	315,955

TOTAL INVESTMENTS 99.9% (cost $252,759,404)		336,093,825
Other assets in excess of liabilities 0.1%		286,866

NET ASSETS 100.0%		$336,380,691

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  25

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,692,850	$—	$—
Air Freight & Logistics	2,844,960	—	—
Automobile Components	3,214,974	—	—
Automobiles	5,252,570	—	—
Banks	30,027,649	—	—
Beverages	786,991	—	—
Biotechnology	6,034,269	—	—
Broadline Retail	1,415,402	—	—
Building Products	2,191,185	—	—
Capital Markets	11,324,911	—	—
Chemicals	5,051,089	—	—
Communications Equipment	1,111,880	—	—
Construction & Engineering	899,150	—	—
Consumer Finance	4,665,183	—	—
Consumer Staples Distribution & Retail	7,445,168	—	—
Containers & Packaging	5,911,668	—	—
Diversified Consumer Services	1,098,603	—	—
Diversified Telecommunication Services	7,854,466	—	—
Electric Utilities	6,383,856	—	—
Electrical Equipment	1,088,490	—	—
Electronic Equipment, Instruments & Components	1,916,259	—	—
Energy Equipment & Services	3,526,786	—	—
Entertainment	1,210,389	—	—
Financial Services	17,901,497	—	—
Food Products	9,461,340	—	—
Gas Utilities	2,815,152	—	—
Ground Transportation	3,411,242	—	—
Health Care Equipment & Supplies	4,479,887	—	—
Health Care Providers & Services	18,605,772	—	—
Health Care REITs	359,176	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotel & Resort REITs	$1,136,882	$—	$—
Hotels, Restaurants & Leisure	5,835,792	—	—
Household Durables	7,313,665	—	—
Household Products	3,477,459	—	—
Independent Power & Renewable Electricity Producers	1,447,485	—	—
Industrial Conglomerates	1,674,040	—	—
Industrial REITs	728,574	—	—
Insurance	17,325,565	—	—
IT Services	3,633,058	—	—
Leisure Products	1,508,910	—	—
Life Sciences Tools & Services	2,290,952	—	—
Machinery	9,065,954	—	—
Media	9,047,841	—	—
Metals & Mining	3,946,682	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,950,678	—	—
Office REITs	389,862	—	—
Oil, Gas & Consumable Fuels	28,070,402	—	—
Passenger Airlines	4,689,115	—	—
Pharmaceuticals	16,614,929	—	—
Professional Services	1,211,203	—	—
Residential REITs	872,205	—	—
Retail REITs	451,845	—	—
Semiconductors & Semiconductor Equipment	10,653,713	—	—
Software	799,092	—	—
Specialized REITs	3,630,727	—	—
Specialty Retail	3,632,792	—	—
Technology Hardware, Storage & Peripherals	4,191,364	—	—
Textiles, Apparel & Luxury Goods	4,042,144	—	—
Tobacco	4,532,617	—	—
Trading Companies & Distributors	3,000,645	—	—
Wireless Telecommunication Services	933,984	—	—
Unaffiliated Exchange-Traded Fund	1,694,880	—	—
Short-Term Investment
Affiliated Mutual Fund	315,955	—	—

Total	$336,093,825	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  27

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Industry Classification (continued):

Banks	8.9%
Oil, Gas & Consumable Fuels	8.3
Health Care Providers & Services	5.5
Financial Services	5.3
Insurance	5.2
Pharmaceuticals	4.9
Capital Markets	3.4
Semiconductors & Semiconductor Equipment	3.2
Food Products	2.8
Machinery	2.7
Media	2.7
Diversified Telecommunication Services	2.3
Consumer Staples Distribution & Retail	2.2
Household Durables	2.2
Electric Utilities	1.9
Biotechnology	1.8
Containers & Packaging	1.8
Hotels, Restaurants & Leisure	1.7
Automobiles	1.6
Chemicals	1.5
Mortgage Real Estate Investment Trusts (REITs)	1.5
Aerospace & Defense	1.4
Passenger Airlines	1.4
Consumer Finance	1.4
Tobacco	1.3
Health Care Equipment & Supplies	1.3
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	1.2
Metals & Mining	1.2
IT Services	1.1
Specialty Retail	1.1
Specialized REITs	1.1
Energy Equipment & Services	1.1
Household Products	1.0
Ground Transportation	1.0

Automobile Components	1.0%
Trading Companies & Distributors	0.9
Air Freight & Logistics	0.8
Gas Utilities	0.8
Life Sciences Tools & Services	0.7
Building Products	0.7
Electronic Equipment, Instruments & Components	0.6
Unaffiliated Exchange-Traded Fund	0.5
Industrial Conglomerates	0.5
Leisure Products	0.5
Independent Power & Renewable Electricity Producers	0.4
Broadline Retail	0.4
Professional Services	0.4
Entertainment	0.4
Hotel & Resort REITs	0.3
Communications Equipment	0.3
Diversified Consumer Services	0.3
Electrical Equipment	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.3
Residential REITs	0.3
Software	0.2
Beverages	0.2
Industrial REITs	0.2
Retail REITs	0.1
Office REITs	0.1
Health Care REITs	0.1
Affiliated Mutual Fund	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $252,443,449)	$335,777,870
Affiliated investments (cost $315,955)	315,955
Dividends receivable	689,820
Receivable for Fund shares sold	115,378
Tax reclaim receivable	4,070
Prepaid expenses	58

Total Assets	336,903,151

Liabilities

Management fee payable	177,476
Payable for Fund shares purchased	125,186
Distribution fee payable	86,188
Transfer agent’s fees and expenses payable	48,409
Shareholders’ reports fee payable	25,323
Accrued expenses and other liabilities	20,781
Custodian and accounting fee payable	19,470
Audit fees payable	13,186
Trustees’ fees payable	3,534
Affiliated transfer agent fee payable	2,907

Total Liabilities	522,460

Net Assets	$336,380,691

Net assets were comprised of:
Shares of beneficial interest, at par	$23,495
Paid-in capital in excess of par	243,148,238
Total distributable earnings (loss)	93,208,958

Net assets, August 31, 2024	$336,380,691

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  29

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2024

Class A

Net asset value and redemption price per share, ($39,755,304 ÷ 2,865,881 shares of beneficial interest issued and outstanding)	$13.87
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.68

Class C

Net asset value, offering price and redemption price per share, ($2,295,875 ÷ 187,870 shares of beneficial interest issued and outstanding)	$12.22

Class R

Net asset value, offering price and redemption price per share, ($184,571,684 ÷ 12,832,226 shares of beneficial interest issued and outstanding)	$14.38

Class Z

Net asset value, offering price and redemption price per share, ($44,124,237 ÷ 3,057,283 shares of beneficial interest issued and outstanding)	$14.43

Class R6

Net asset value, offering price and redemption price per share, ($65,633,591 ÷ 4,551,403 shares of beneficial interest issued and outstanding)	$14.42

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$4,327,243
Affiliated dividend income	21,118
Income from securities lending, net (including affiliated income of $1,948)	5,368

Total income	4,353,729

Expenses
Management fee	1,278,815
Distribution fee(a)	744,203
Transfer agent’s fees and expenses (including affiliated expense of $8,676)(a)	153,779
Custodian and accounting fees	26,858
Shareholders’ reports	25,680
Registration fees(a)	23,116
Professional fees	17,349
Audit fee	13,185
Trustees’ fees	7,150
Miscellaneous	15,362

Total expenses	2,305,497
Less: Fee waiver and/or expense reimbursement(a)	(236,426)
Distribution fee waiver(a)	(234,543)

Net expenses	1,834,528

Net investment income (loss)	2,519,201

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $3,068)	12,085,604
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(2,710))	16,456,556

Net gain (loss) on investment transactions	28,542,160

Net Increase (Decrease) In Net Assets Resulting From Operations	$31,061,361

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	57,776	11,686	674,741	—	—
Transfer agent’s fees and expenses	22,637	2,528	115,805	12,104	705
Registration fees	5,724	4,481	2,571	4,059	6,281
Fee waiver and/or expense reimbursement	(27,252)	(3,789)	(149,188)	(29,944)	(26,253)
Distribution fee waiver	(9,629)	—	(224,914)	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  31

PGIM Quant Solutions Large-Cap Value Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2024	Year Ended February 29, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,519,201	$5,444,783
Net realized gain (loss) on investment transactions	12,085,604	(176,478)
Net change in unrealized appreciation (depreciation) on investments	16,456,556	16,761,678

Net increase (decrease) in net assets resulting from operations	31,061,361	22,029,983

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(1,290,078)
Class C	—	(81,755)
Class R	—	(5,648,748)
Class Z	—	(1,554,871)
Class R6	—	(1,924,229)

	—	(10,499,681)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	15,025,530	55,680,263
Net asset value of shares issued in reinvestment of dividends and distributions	—	10,473,130
Cost of shares purchased	(23,932,347)	(60,226,282)

Net increase (decrease) in net assets from Fund share transactions	(8,906,817)	5,927,111

Total increase (decrease)	22,154,544	17,457,413

Net Assets:

Beginning of period	314,226,147	296,768,734

End of period	$336,380,691	$314,226,147

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.61		$12.15	$13.86	$12.74	$10.47	$12.19
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22	0.21	0.20	0.19	0.21
Net realized and unrealized gain (loss) on investment transactions	1.16		0.69	(0.72)	2.21	2.29	(1.32)
Total from investment operations	1.26		0.91	(0.51)	2.41	2.48	(1.11)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.13)	(0.23)	(0.24)	(0.17)	(0.24)
Distributions from net realized gains	-		(0.32)	(0.97)	(1.05)	(0.04)	(0.37)
Total dividends and distributions	-		(0.45)	(1.20)	(1.29)	(0.21)	(0.61)
Net asset value, end of period	$13.87		$12.61	$12.15	$13.86	$12.74	$10.47
Total Return(b):	9.99%		7.66%	(3.63)%	19.13%	24.05%	(9.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,755		$37,602	$37,826	$38,102	$30,685	$27,769
Average net assets (000)	$38,203		$35,169	$37,739	$36,266	$24,971	$32,667
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)	1.12%	1.12%	1.12%	1.15%	1.13%
Expenses before waivers and/or expense reimbursement	1.30	%(d)	1.34%	1.34%	1.34%	1.37%	1.35%
Net investment income (loss)	1.58	%(d)	1.86%	1.62%	1.39%	1.89%	1.74%
Portfolio turnover rate(e)	35%		81%	96%	73%	53%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  33

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.16		$10.81	$12.48	$11.59	$9.56	$11.20
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.09	0.07	0.06	0.07	0.08
Net realized and unrealized gain (loss) on investment transactions	1.03		0.60	(0.65)	2.00	2.07	(1.21)
Total from investment operations	1.06		0.69	(0.58)	2.06	2.14	(1.13)
Less Dividends and Distributions:
Dividends from net investment income	–		(0.02)	(0.12)	(0.12)	(0.07)	(0.14)
Distributions from net realized gains	–		(0.32)	(0.97)	(1.05)	(0.04)	(0.37)
Total dividends and distributions	–		(0.34)	(1.09)	(1.17)	(0.11)	(0.51)
Net asset value, end of period	$12.22		$11.16	$10.81	$12.48	$11.59	$9.56
Total Return(b):	9.50%		6.50%	(4.60)%	17.97%	22.62%	(10.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,296		$2,425	$3,700	$3,977	$3,165	$3,007
Average net assets (000)	$2,318		$2,845	$3,753	$3,661	$2,561	$4,593
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	2.13	%(d)	2.16%	2.14%	2.09%	2.29%	2.13%
Expenses before waivers and/or expense reimbursement	2.45	%(d)	2.37%	2.31%	2.26%	2.46%	2.30%
Net investment income (loss)	0.57	%(d)	0.83%	0.59%	0.44%	0.76%	0.70%
Portfolio turnover rate(e)	35%		81%	96%	73%	53%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.09		$ 12.60	$14.32	$13.13	$10.78	$12.54
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.19	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investment transactions	1.20		0.71	(0.74)	2.27	2.38	(1.36)
Total from investment operations	1.29		0.91	(0.55)	2.44	2.55	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	–		(0.10)	(0.20)	(0.20)	(0.16)	(0.22)
Distributions from net realized gains	–		(0.32)	(0.97)	(1.05)	(0.04)	(0.37)
Total dividends and distributions	–		(0.42)	(1.17)	(1.25)	(0.20)	(0.59)
Net asset value, end of period	$14.38		$ 13.09	$12.60	$14.32	$13.13	$10.78
Total Return(b):	9.85%		7.41%	(3.79)%	18.91%	23.82%	(10.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$184,572		$176,559	$173,940	$234,737	$240,673	$170,352
Average net assets (000)	$178,464		$171,600	$189,944	$241,292	$197,850	$205,065
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.32	%(d)	1.33%	1.33%	1.33%	1.33%	1.33%
Expenses before waivers and/or expense reimbursement	1.74	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.37	%(d)	1.65%	1.39%	1.19%	1.69%	1.53%
Portfolio turnover rate(e)	35%		81%	96%	73%	53%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  35

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.10		$12.60	$14.33	$13.13	$10.78	$12.53
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.26	0.25	0.23	0.26
Net realized and unrealized gain (loss) on investment transactions	1.20		0.72	(0.75)	2.28	2.37	(1.35)
Total from investment operations	1.33		0.99	(0.49)	2.53	2.60	(1.09)
Less Dividends and Distributions:
Dividends from net investment income	–		(0.17)	(0.27)	(0.28)	(0.21)	(0.29)
Distributions from net realized gains	–		(0.32)	(0.97)	(1.05)	(0.04)	(0.37)
Total dividends and distributions	–		(0.49)	(1.24)	(1.33)	(0.25)	(0.66)
Net asset value, end of period	$14.43		$13.10	$12.60	$14.33	$13.13	$10.78
Total Return(b):	10.15%		8.03%	(3.34)%	19.58%	24.37%	(9.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,124		$42,356	$46,000	$55,747	$80,486	$46,231
Average net assets (000)	$42,550		$41,869	$49,467	$71,101	$53,264	$54,581
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.80%	0.80%	0.80%	0.81%	0.80%
Expenses before waivers and/or expense reimbursement	0.93	%(d)	0.95%	0.95%	0.96%	0.98%	0.95%
Net investment income (loss)	1.90	%(d)	2.18%	1.93%	1.69%	2.17%	2.07%
Portfolio turnover rate(e)	35%		81%	96%	73%	53%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.08		$12.59	$14.32	$13.13	$10.78	$12.53
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.28	0.21	0.23	0.26
Net realized and unrealized gain (loss) on investment transactions	1.21		0.71	(0.77)	2.31	2.37	(1.35)
Total from investment operations	1.34		0.98	(0.49)	2.52	2.60	(1.09)
Less Dividends and Distributions:
Dividends from net investment income	–		(0.17)	(0.27)	(0.28)	(0.21)	(0.29)
Distributions from net realized gains	–		(0.32)	(0.97)	(1.05)	(0.04)	(0.37)
Total dividends and distributions	–		(0.49)	(1.24)	(1.33)	(0.25)	(0.66)
Net asset value, end of period	$14.42		$13.08	$12.59	$14.32	$13.13	$10.78
Total Return(b):	10.24%		7.96%	(3.34)%	19.52%	24.37%	(9.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,634		$55,285	$35,302	$36,200	$618	$356
Average net assets (000)	$59,576		$47,186	$49,222	$13,569	$362	$7,619
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.80%	0.80%	0.80%	0.81%	0.80%
Expenses before waivers and/or expense reimbursement	0.88	%(d)	0.90%	0.90%	0.98%	4.98%	1.02%
Net investment income (loss)	1.89	%(d)	2.18%	2.07%	1.37%	2.15%	2.12%
Portfolio turnover rate(e)	35%		81%	96%	73%	53%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  37

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Growth Fund is classified as a non-diversified fund for purposes of the 1940 Act and PGIM Quant Solutions Large-Cap Value Fund is classified as a diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Focused Growth Fund (“Jennison Focused Growth”)	to seek long-term growth of capital
PGIM Quant Solutions Large-Cap Value Fund (“Quant Solutions Large-Cap Value”)	long-term growth of capital

2.  Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that

Notes to Financial Statements (unaudited) (continued)

unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds has the right to repurchase the securities in the open market using the collateral.

The Funds recognizes income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs

Notes to Financial Statements (unaudited) (continued)

during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)
Jennison Focused Growth	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
Quant Solutions Large-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Growth	0.67% up to $1 billion of average daily net assets; 0.65% from $1 billion to $3 billion of average daily net assets; 0.63% from $3 billion to $5 billion of average daily net assets; 0.62% from $5 billion to $10 billion of average daily net assets; 0.61% over $10 billion of average daily net assets	0.66%
Quant Solutions Large-Cap Value	0.79% to $1 billion of average daily net assets; 0.75% over $1 billion of average daily net assets	0.79

The Manager has contractually agreed, through June 30, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Growth - Class A	1.05%
Jennison Focused Growth - Class C	1.78
Jennison Focused Growth - Class Z	0.75
Jennison Focused Growth - Class R6	0.67
Quant Solutions Large-Cap Value - Class A	1.11
Quant Solutions Large-Cap Value - Class C	2.13
Quant Solutions Large-Cap Value - Class R	1.32
Quant Solutions Large-Cap Value - Class Z	0.79
Quant Solutions Large-Cap Value - Class R6	0.79

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Focused Growth - Class A	0.30%	0.25%
Jennison Focused Growth - Class C	1.00	1.00
Jennison Focused Growth - Class Z	N/A	N/A
Jennison Focused Growth - Class R6	N/A	N/A
Quant Solutions Large-Cap Value - Class A	0.30	0.25
Quant Solutions Large-Cap Value - Class C	1.00	1.00

Fund	Gross Distribution Fee	Net Distribution Fee
Quant Solutions Large-Cap Value - Class R	0.75%	0.50%
Quant Solutions Large-Cap Value - Class Z	N/A	N/A
Quant Solutions Large-Cap Value - Class R6	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended August 31, 2024, brokerage commissions recaptured under these agreements was as follows:

For the reporting period ended August 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Growth - Class A	$187,050	$2
Jennison Focused Growth - Class C	—	1,889
Quant Solutions Large-Cap Value - Class A	2,695	300
Quant Solutions Large-Cap Value - Class C	—	18

PGIM Investments, PIMS, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

Notes to Financial Statements (unaudited) (continued)

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Focused Growth	$244,003,996	$329,125,951
Quant Solutions Large-Cap Value	113,246,718	119,683,237

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2024, is presented as follows:

Jennison Focused Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$1,039,268	$150,751,688	$150,635,971	$—	$ —	$1,154,985	1,154,985	$171,723

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)
—	14,367,020	14,368,048	—	1,028	—	—	332	(2)
$1,039,268	$165,118,708	$165,004,019	$—	$1,028	$1,154,985		$172,055

Quant Solutions Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$ 128,548	$15,350,768	$15,163,361	$—	$—	$315,955	315,955	$21,118

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)
3,593,762	25,439,454	29,033,574	(2,710)	3,068	—	—	1,948	(2)
$3,722,310	$40,790,222	$44,196,935	$(2,710)	$3,068	$315,955		$23,066

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of August 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Focused Growth	$813,859,769	$835,140,541	$(14,873,020)	$820,267,521
Quant Solutions Large-Cap Value	258,850,500	87,784,333	(10,541,008)	77,243,325

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 29, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Focused Growth	$202,417,000	$123,554,000
Quant Solutions Large-Cap Value	2,159,000	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (February 28, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Growth	$1,318,000	$—

Notes to Financial Statements (unaudited) (continued)

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.  Capital and Ownership

Each Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Focused Growth–Class Z	45,421	0.3%
Quant Solutions Large-Cap Value–Class Z	40,150	1.3

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Growth	—	—%
Quant Solutions Large-Cap Value	—	—
Unaffiliated:
Jennison Focused Growth	3	34.7
Quant Solutions Large-Cap Value	3	88.6

Transactions in shares of beneficial interest were as follows:

Jennison Focused Growth:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2024:
Shares sold	501,036	$11,862,750
Shares purchased	(2,633,017)	(62,271,578)
Net increase (decrease) in shares outstanding before conversion	(2,131,981)	(50,408,828)
Shares issued upon conversion from other share class(es)	161,725	3,828,163
Shares purchased upon conversion into other share class(es)	(192,329)	(4,517,668)
Net increase (decrease) in shares outstanding	(2,162,585)	$(51,098,333)

Year ended February 29, 2024:
Shares sold	1,479,880	$27,482,382
Shares purchased	(6,938,167)	(126,437,886)
Net increase (decrease) in shares outstanding before conversion	(5,458,287)	(98,955,504)
Shares issued upon conversion from other share class(es)	323,133	6,051,989
Shares purchased upon conversion into other share class(es)	(323,967)	(5,948,277)
Net increase (decrease) in shares outstanding	(5,459,121)	$(98,851,792)

Class C
Six months ended August 31, 2024:
Shares sold	88,929	$1,435,403
Shares purchased	(233,671)	(3,767,020)
Net increase (decrease) in shares outstanding before conversion	(144,742)	(2,331,617)
Shares purchased upon conversion into other share class(es)	(181,217)	(2,999,344)
Net increase (decrease) in shares outstanding	(325,959)	$(5,330,961)

Year ended February 29, 2024:
Shares sold	519,809	$6,782,306
Shares purchased	(615,731)	(7,784,579)
Net increase (decrease) in shares outstanding before conversion	(95,922)	(1,002,273)
Shares purchased upon conversion into other share class(es)	(465,998)	(6,001,973)
Net increase (decrease) in shares outstanding	(561,920)	$(7,004,246)

Class Z
Six months ended August 31, 2024:
Shares sold	1,144,606	$30,359,837
Shares purchased	(1,943,652)	(52,093,259)
Net increase (decrease) in shares outstanding before conversion	(799,046)	(21,733,422)
Shares issued upon conversion from other share class(es)	159,881	4,222,533
Shares purchased upon conversion into other share class(es)	(56,890)	(1,500,281)
Net increase (decrease) in shares outstanding	(696,055)	$(19,011,170)

Notes to Financial Statements (unaudited) (continued)

Jennison Focused Growth (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:
Shares sold	4,941,480	$98,794,536
Shares purchased	(5,097,662)	(104,333,083)
Net increase (decrease) in shares outstanding before conversion	(156,182)	(5,538,547)
Shares issued upon conversion from other share class(es)	296,003	6,087,219
Shares purchased upon conversion into other share class(es)	(43,802)	(935,220)
Net increase (decrease) in shares outstanding	96,019	$(386,548)

Class R6
Six months ended August 31, 2024:
Shares sold	410,436	$11,134,012
Shares purchased	(826,522)	(22,130,661)
Net increase (decrease) in shares outstanding before conversion	(416,086)	(10,996,649)
Shares issued upon conversion from other share class(es)	36,045	978,193
Shares purchased upon conversion into other share class(es)	(438)	(11,596)
Net increase (decrease) in shares outstanding	(380,479)	$(10,030,052)

Year ended February 29, 2024:
Shares sold	1,583,177	$33,180,004
Shares purchased	(2,900,218)	(60,816,347)
Net increase (decrease) in shares outstanding before conversion	(1,317,041)	(27,636,343)
Shares issued upon conversion from other share class(es)	46,948	939,303
Shares purchased upon conversion into other share class(es)	(9,574)	(193,041)
Net increase (decrease) in shares outstanding	(1,279,667)	$(26,890,081)

Quant Solutions Large-Cap Value:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2024:
Shares sold	121,754	$1,605,299
Shares purchased	(227,057)	(2,970,251)
Net increase (decrease) in shares outstanding before conversion	(105,303)	(1,364,952)
Shares issued upon conversion from other share class(es)	6,791	88,509
Shares purchased upon conversion into other share class(es)	(18,268)	(240,652)
Net increase (decrease) in shares outstanding	(116,780)	$(1,517,095)

Quant Solutions Large-Cap Value (cont’d.):

Share Class	Shares	Amount

Year ended February 29, 2024:
Shares sold	261,107	$3,136,420
Shares issued in reinvestment of dividends and distributions	105,612	1,269,450
Shares purchased	(498,925)	(5,901,060)
Net increase (decrease) in shares outstanding before conversion	(132,206)	(1,495,190)
Shares issued upon conversion from other share class(es)	29,188	353,367
Shares purchased upon conversion into other share class(es)	(27,192)	(323,463)
Net increase (decrease) in shares outstanding	(130,210)	$(1,465,286)

Class C
Six months ended August 31, 2024:
Shares sold	9,237	$107,052
Shares purchased	(30,922)	(355,094)
Net increase (decrease) in shares outstanding before conversion	(21,685)	(248,042)
Shares purchased upon conversion into other share class(es)	(7,663)	(87,962)
Net increase (decrease) in shares outstanding	(29,348)	$(336,004)

Year ended February 29, 2024:
Shares sold	21,051	$221,722
Shares issued in reinvestment of dividends and distributions	7,497	79,995
Shares purchased	(134,483)	(1,404,451)
Net increase (decrease) in shares outstanding before conversion	(105,935)	(1,102,734)
Shares purchased upon conversion into other share class(es)	(19,076)	(202,867)
Net increase (decrease) in shares outstanding	(125,011)	$(1,305,601)

Class R

Six months ended August 31, 2024:
Shares sold	314,331	$4,207,626
Shares purchased	(974,744)	(13,280,987)
Net increase (decrease) in shares outstanding	(660,413)	$(9,073,361)

Year ended February 29, 2024:
Shares sold	1,475,883	$17,613,983
Shares issued in reinvestment of dividends and distributions	452,624	5,648,748
Shares purchased	(2,243,678)	(27,540,189)
Net increase (decrease) in shares outstanding	(315,171)	$(4,277,458)

Notes to Financial Statements (unaudited) (continued)

Quant Solutions Large-Cap Value (cont’d.):

Share Class	Shares	Amount

Class Z
Six months ended August 31, 2024:
Shares sold	21,315	$289,223
Shares purchased	(208,450)	(2,837,975)
Net increase (decrease) in shares outstanding before conversion	(187,135)	(2,548,752)
Shares issued upon conversion from other share class(es)	11,161	150,021
Shares purchased upon conversion into other share class(es)	(1,242)	(16,765)
Net increase (decrease) in shares outstanding	(177,216)	$(2,415,496)

Year ended February 29, 2024:
Shares sold	80,519	$998,465
Shares issued in reinvestment of dividends and distributions	124,255	1,550,708
Shares purchased	(632,991)	(7,822,797)
Net increase (decrease) in shares outstanding before conversion	(428,217)	(5,273,624)
Shares issued upon conversion from other share class(es)	24,626	305,331
Shares purchased upon conversion into other share class(es)	(11,824)	(150,500)
Net increase (decrease) in shares outstanding	(415,415)	$(5,118,793)

Class R6
Six months ended August 31, 2024:
Shares sold	648,930	$8,816,330
Shares purchased	(330,447)	(4,488,040)
Net increase (decrease) in shares outstanding before conversion	318,483	4,328,290
Shares issued upon conversion from other share class(es)	7,917	110,728
Shares purchased upon conversion into other share class(es)	(284)	(3,879)
Net increase (decrease) in shares outstanding	326,116	$4,435,139

Year ended February 29, 2024:
Shares sold	2,713,383	$33,709,673
Shares issued in reinvestment of dividends and distributions	154,309	1,924,229
Shares purchased	(1,446,876)	(17,557,785)
Net increase (decrease) in shares outstanding before conversion	1,420,816	18,076,117
Shares issued upon conversion from other share class(es)	1,649	19,183
Shares purchased upon conversion into other share class(es)	(84)	(1,051)
Net increase (decrease) in shares outstanding	1,422,381	$18,094,249

8. Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”)

with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 will provide a commitment of $1,200,000,000 through September 25, 2025. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the reporting period ended August 31, 2024. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at August 31, 2024
Jennison Focused Growth	$732,222	6.42%	27	$2,079,000	$—
Quant Solutions Large-Cap Value	349,200	6.41	5	630,000	—

Notes to Financial Statements (unaudited) (continued)

9.  Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Growth	Quant Solutions Large-Cap Value
Convertible Securities	X	–
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	–
Growth Style	X	–
Increase in Expenses	X	X
Initial Public Offerings	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	–	X
Model Implementation	–	X
Non-Diversified Investment Company	X	–
Preferred Stock	X	–
Value Style	–	X

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the

Notes to Financial Statements (unaudited) (continued)

offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Stock Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the stock held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the

Notes to Financial Statements (unaudited) (continued)

issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred stock to lose substantial value. Preferred stocks also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

58

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM

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Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by

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Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- year period and underperformed over the remaining periods.

•

The Board considered PGIM Investments’ assertions that the Fund’s underperformance was primarily attributable to 2021 and 2022, and that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five- and 10-year performance versus peers and that performance had improved to the first quartile for the one-year period.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.05% for Class A shares, 1.78% for Class C shares, 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM Quant Solutions Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements (continued)

with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to evaluate performance, and the peer group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	4th Quartile	4th Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed over the remaining periods.

•	The Board also considered that the Fund outperformed its benchmark index for the fourth quarter of 2023. The Board further considered that the Fund outperformed its benchmark index in 2022 and 2021.

•

The Board and PGIM Investments agreed to a contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.11% of average daily net assets for Class A shares, 2.13% of average daily net assets for Class C shares, 1.32% of average daily net assets for Class R shares, and 0.79% of average daily net assets for Class Z shares and Class R6 shares through June 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Quant Solutions Large-Cap Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Strategic Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Strategic Bond Fund	1

Notes to Financial Statements	66

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.1%

ASSET-BACKED SECURITIES 14.4%

Automobiles 0.9%

Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		903	$904,347
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040	09/22/25		833	831,604
Series 2022-05A, Class C, 144A	6.240	04/20/27		700	703,355
Series 2023-02A, Class C, 144A	6.180	10/20/27		500	502,659
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,000	1,053,707
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		707	714,144
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,235,887
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		600	557,964
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		278	281,649
Series 2021-02, Class F, 144A	4.393	12/26/28		600	597,191
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		87	89,407
Series 2023-B, Class G, 144A	17.128	12/15/33		900	907,992
Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	598,956
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	972,115

					9,950,977

Collateralized Loan Obligations 12.1%

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.294(c)	10/20/34		7,500	7,503,695
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.935(c)	04/15/30	EUR	4,450	4,902,663
Battalion CLO Ltd. (Cayman Islands), Series 2020-18A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.313(c)	10/15/36		3,000	2,992,724
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	5.885(c)	04/15/36	EUR	5,900	6,527,510

See Notes to Financial Statements.

PGIM Strategic Bond Fund 1

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Euro CLO DAC (Ireland), Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.842%(c)	08/15/30	EUR	5,000	$5,533,014
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.369(c)	03/15/32	EUR	8,250	9,071,090
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	9,175,019
CVC Cordatus Loan Fund DAC (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	324	349,733
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.294(c)	10/20/34		4,500	4,499,602
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.435(c)	10/15/34	EUR	9,000	9,938,657
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.169(c)	10/20/29		750	750,235
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.385(c)	07/15/32	EUR	8,050	8,881,516
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.040(c)	02/20/31		250	250,251
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.313(c)	10/15/34		10,000	10,007,658
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.263(c)	10/15/34		15,000	15,022,125
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.294(c)	10/20/34		8,700	8,658,482
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	8,553,127
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	9,638,857
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.225(c)	10/29/34		6,000	5,990,736

					128,246,694

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 0.4%

Affirm Asset Securitization Trust, Series 2024-A, Class 1E, 144A	9.170%	02/15/29		900	$923,907
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,722,206

					3,646,113

Other 0.6%

GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		452	468,869
Series 2024-01GS, Class A, 144A	6.250	06/20/57		880	898,943
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/29		1,800	1,705,155
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.028(c)	12/25/27		2,000	1,993,964
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		880	904,032

					5,970,963

Residential Mortgage-Backed Securities 0.3%

LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.541(c)	11/25/60	EUR	108	113,450
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.604(c)	09/27/75	EUR	2,673	2,918,950
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.861(c)	03/15/26	EUR	254	210,153

					3,242,553

See Notes to Financial Statements.

PGIM Strategic Bond Fund 3

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 0.1%

Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000%	10/25/48	487	$124,652
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.642(c)	11/29/24	1,044	1,044,220

				1,168,872

TOTAL ASSET-BACKED SECURITIES (cost $158,674,805)				152,226,172

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.6%

20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	4,900	3,802,134
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	5,000	3,779,729
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	73,595
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56	11,949	1,355,138
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56	10,349	1,283,914
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	209,544
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	213,992
Series 2019-C04, Class XB, IO	1.263(cc)	08/15/52	43,170	2,066,479
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	3.205(cc)	01/10/57	13,473	1,501,874
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.926(c)	07/15/41	1,700	1,690,438
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	9.026(c)	08/15/26	1,300	1,289,929
BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	3.004(cc)	05/15/57	16,130	1,652,464
BPR Trust, Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38	3,800	3,943,978
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	600	627,182
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,900	60,059
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month SOFR + 1.996% (Cap N/A, Floor 1.700%)	7.333(c)	05/15/35	75	73,929
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.633(c)	05/15/35	263	257,456

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935%(cc)	12/10/36	250	$190,817
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.462(cc)	03/25/26	1,018	17,920
Series K066, Class X1, IO	0.879(cc)	06/25/27	7,123	118,051
Series K103, Class X1, IO	0.757(cc)	11/25/29	148,936	4,137,779
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	10.001(c)	10/15/36	3,090	2,966,303
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	8,800	5,290,899
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	9,825	3,942,168
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	20,580	18,473,489
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36	297,065	862
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.951(c)	03/15/36	772	729,919
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.201(c)	03/15/36	400	374,832
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.951(c)	05/15/31	11,200	10,453,132

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $84,509,263)				70,578,005

CORPORATE BONDS 45.4%

Advertising 0.1%

CMG Media Corp.,
Gtd. Notes, 144A (original cost $1,738,650; purchased 05/17/21)(f)	8.875	12/15/27	1,608	854,806

Aerospace & Defense 1.0%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	981,021
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	1,008,589
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,750	2,743,125

See Notes to Financial Statements.

PGIM Strategic Bond Fund 5

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Bombardier, Inc. (Canada), (cont’d.) Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	3,709	$3,727,545
Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30	1,865	1,997,881

				10,458,161

Agriculture 0.2%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	100	93,574
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,358,465

				2,452,039

Airlines 0.5%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,882,891
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,609,216
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	701,178
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(h)	2.700	11/01/33	372	328,172
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	830,265
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	380,897

				5,732,619

Auto Manufacturers 0.6%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	746,302
Sr. Unsec’d. Notes	4.750	01/15/43	1,600	1,335,102
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	550	508,898
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	941,952
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,199,681

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	3.600%	06/21/30	1,365	$1,267,780

				5,999,715

Auto Parts & Equipment 0.8%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	850	839,375
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	144	144,511
Gtd. Notes	6.500	04/01/27	950	955,340
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	126	125,685
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	3,015	2,987,155
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A	3.625	06/28/31	1,190	969,850
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	205,332
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,025	1,890,163

				8,117,411

Banks 8.7%

Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,315	1,240,703
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,395	1,287,236
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466(ff)	09/23/36	1,185	1,025,203
Bank of America Corp.,
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,528,610
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,407,762
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,249,866
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	937,156
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,531,661
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	2,645	3,008,114
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,842,654

See Notes to Financial Statements.

PGIM Strategic Bond Fund 7

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750%	05/05/26	400	$403,173
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	973,772
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	7,245,082
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	587,564
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,237,149
Discover Bank,
Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,914,398
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	150	163,368
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,325,120
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	257,487
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,025,511
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	700	613,254
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	2,054,462
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,344,671
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,380,364
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,686,028
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,465,269
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,991,236
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	5.634(ff)	01/19/30	775	786,303
Sr. Non-Preferred Notes, 144A	6.066(ff)	01/19/35	2,580	2,666,178
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.713(ff)	03/01/25(oo)	710	701,652
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,247,084
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,915	3,170,308
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950	10/17/22(d)	2,240	112,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,411,048

				91,821,446

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(h)
	4.900%	02/01/46	1,500	$1,438,113

Building Materials 1.0%

Cemex SAB de CV (Mexico),
Gtd. Notes	5.200	09/17/30	583	576,033
Gtd. Notes	5.450	11/19/29	1,917	1,914,604
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	175	146,122
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	515	505,273
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	448	447,809
Gtd. Notes, 144A	4.875	12/15/27	500	485,367
Sisecam UK PLC (Turkey),
Gtd. Notes, 144A	8.250	05/02/29	2,140	2,216,248
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	2,118,914
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,731,505

				10,141,875

Chemicals 0.9%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	575	505,528
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	212	197,637
Gtd. Notes, 144A	8.500	01/12/31	3,171	3,309,573
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	200	179,125
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,331	3,551,679
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	730	702,625
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	786	797,155

				9,243,322

See Notes to Financial Statements.

PGIM Strategic Bond Fund 9

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services 0.8%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500%	03/01/28		728	$715,681
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		2,825	2,514,250
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	628,830
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	387,450
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		385	349,446
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		1,000	978,728
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	213,407
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	623,818
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46		100	85,474
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		2,050	1,850,819

					8,347,903

Computers 0.1%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	521,291
Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28		350	343,732
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	723,281

					1,588,304

Distribution/Wholesale 0.3%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A
	3.875	12/15/28		3,500	3,241,996

Diversified Financial Services 2.4%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,230,940

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $6,293,306; purchased 05/18/21)^(f)	7.726%(c)	05/31/25(d)		6,293	$5,412,244
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30		350	336,640
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	142,470
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,562,980
Gtd. Notes, 144A	6.000	01/15/27		800	798,827
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,657,911
Gtd. Notes	4.000	09/15/30		750	663,873
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,700,913
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	808,250
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	5,023,440
Stifel Financial Corp.,
Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,202,109

					25,540,597

Electric 4.0%

Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27		1,510	1,491,597
Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,895	1,871,905
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	649,700
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,650,991
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,127,991
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	3,907,434
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29		295	268,940
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,457,525
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes	4.900	11/20/26		537	515,788
Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	1,133,390

See Notes to Financial Statements.

PGIM Strategic Bond Fund 11

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28		865	$865,268
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		1,155	1,155,361
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	317,301
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,304	2,389,087
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes, 144A	4.375	06/18/26(d)		2,000	930,000
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		1,075	1,035,197
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,181
Gtd. Notes, 144A	3.375	02/15/29		200	183,711
Gtd. Notes, 144A	3.625	02/15/31		3,525	3,162,786
Gtd. Notes, 144A	3.875	02/15/32		1,475	1,323,467
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,263,142
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	250,286
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,475,540
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	1,034,984
PG&E Corp.,
Sr. Sec’d. Notes	5.250	07/01/30		546	534,716
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,936,004
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	882,897
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,230,462
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	215,540
Gtd. Notes, 144A	5.000	07/31/27		405	400,876
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	3,021,623

					42,908,690

Electrical Components & Equipment 0.2%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		205	210,677
Gtd. Notes, 144A	6.625	03/15/32		160	165,106
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,231,271

					1,607,054

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electronics 0.1%

Sensata Technologies, Inc.,
Gtd. Notes, 144A
	3.750%	02/15/31		665	$601,733

Engineering & Construction 0.9%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,222,238
Sr. Sec’d. Notes, 144A	5.500	10/31/46		938	800,658
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,142	5,247,571
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		1,050	957,109

					9,227,576

Entertainment 0.9%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		1,775	1,678,377
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,173,528
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	60	661
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	153	75,109
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	25	27,631
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		271	1,695
Sr. Unsec’d. Notes, 144A	13.000	06/30/25	EUR	11	11,661
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	327,844
Sr. Sec’d. Notes, 144A	6.500	02/15/25		200	200,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		350	332,196
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	3,067,410
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31		1,375	953,681
Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52		810	614,935

					9,464,728

See Notes to Financial Statements.

PGIM Strategic Bond Fund 13

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
	6.750%	01/15/31		210	$218,400

Foods 1.5%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		200	185,319
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,771,542
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		900	852,435
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	1,480	1,885,684
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	4,151,581
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		350	313,729
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	418,916
Gtd. Notes, 144A	4.375	01/31/32		725	666,708
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 144A	6.375	07/01/29	EUR	2,525	2,889,104
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		2,000	1,879,608
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32		590	605,507

					15,620,133

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		295	288,704
Sr. Unsec’d. Notes	5.875	08/20/26		496	490,721

					779,425

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		975	922,087
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	147,470

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)

Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500%	10/01/39	EUR	400	$330,453
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	206,691

					1,606,701

Healthcare-Services 0.8%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	89,048
Gtd. Notes, 144A	4.625	06/01/30		2,500	2,352,841
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		175	174,784
Gtd. Notes	5.875	02/15/26		200	201,697
Gtd. Notes	7.500	11/06/33		2,000	2,284,291
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,770,139
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		50	48,819
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		325	312,072
Sr. Sec’d. Notes	4.375	01/15/30		875	837,242
Sr. Sec’d. Notes	4.625	06/15/28		825	806,936

					8,877,869

Home Builders 1.6%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		675	640,439
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		825	776,943
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		125	124,262
Gtd. Notes	7.250	10/15/29		3,233	3,304,328
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,325	1,225,625
Gtd. Notes, 144A	6.250	09/15/27		275	273,625
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,200	1,122,000
KB Home,
Gtd. Notes	4.000	06/15/31		615	567,380
Gtd. Notes	6.875	06/15/27		941	977,853
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		800	784,646
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		3,575	3,382,844

See Notes to Financial Statements.

PGIM Strategic Bond Fund 15

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750%	02/15/28		1,925	$1,878,861
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		400	405,179
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		1,155	1,143,527

					16,607,512

Household Products/Wares 0.2%

ACCO Brands Corp.,
Gtd. Notes, 144A
	4.250	03/15/29		2,675	2,488,139

Housewares 0.1%

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32		1,175	1,059,394

Insurance 0.0%

Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
	4.900	09/15/44		75	70,238

Internet 0.3%

Prosus NV (China),
Sr. Unsec’d. Notes, 144A	4.193	01/19/32		2,265	2,055,487
United Group BV (Slovenia),
Sr. Sec’d. Notes	4.000	11/15/27	EUR	1,000	1,083,209
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	544,982

					3,683,678

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		975	985,705
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		450	476,438

					1,462,143

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time 0.5%

Carnival Corp.,
Gtd. Notes, 144A	6.000%	05/01/29	225	$225,284
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	95,250
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	875	946,696
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	350	348,578
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	499,375
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	950	948,812
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,102
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	350	349,521
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,500	1,481,250

				4,919,868

Lodging 0.7%

Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27	1,020	997,050
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	255	238,761
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF	4.625	06/15/30	920	920,291
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	2,160	2,086,425
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	1,500	1,460,993
Gtd. Notes	5.500	04/15/27	250	250,031
Gtd. Notes	5.750	06/15/25	50	49,966
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	1,600	1,580,000

				7,583,517

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	125	131,433
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	900	936,533

				1,067,966

See Notes to Financial Statements.

PGIM Strategic Bond Fund 17

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media 1.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250%	02/01/31		450	$390,641
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		1,350	1,279,559
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35		1,030	1,042,867
Sr. Sec’d. Notes	6.484	10/23/45		50	47,837
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,480	955,453
Gtd. Notes, 144A	4.125	12/01/30		200	131,442
Gtd. Notes, 144A	5.375	02/01/28		225	172,547
Gtd. Notes, 144A	5.500	04/15/27		400	327,317
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		475	185,583
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	1,579,743
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,702,938; purchased 07/18/19 - 09/16/20)(f)	6.625	08/15/27(d)		5,940	108,755
Sec’d. Notes, 144A (original cost $997,283; purchased 02/19/20)(f)	5.375	08/15/26(d)		1,000	12,842
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		225	102,665
Gtd. Notes	7.375	07/01/28		500	256,815
Gtd. Notes	7.750	07/01/26		4,570	3,089,510
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		525	533,548
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,856,020
Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	631,952
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,600	3,012,744
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	611,394

					16,329,234

Mining 1.0%

AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		1,405	1,304,023
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		300	296,718
Sec’d. Notes, 144A	9.375	03/01/29		210	222,407

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315%	04/14/32	820	$822,050
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	500	508,457
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28	1,710	1,800,844
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	1,500	1,443,892
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	5,000	4,263,925

				10,662,316

Oil & Gas 3.4%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,596,066
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	150	140,272
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	2,950	295
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,525	1,530,808
Gtd. Notes, 144A	9.000	11/01/27	1,004	1,226,527
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	825	849,733
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)	638	628,430
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $ 475,000; purchased 02/02/21)(f)	5.500	02/01/26	475	474,734
Gtd. Notes, 144A (original cost $ 425,000; purchased 02/02/21)(f)	5.875	02/01/29	425	426,229
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,101,736
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	1,000	988,076
Gtd. Notes, 144A	8.375	07/01/28	200	211,244
Gtd. Notes, 144A	8.625	11/01/30	200	217,814
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	470	484,848

See Notes to Financial Statements.

PGIM Strategic Bond Fund 19

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Crescent Energy Finance LLC, (cont’d.)
Gtd. Notes, 144A	9.250%	02/15/28		310	$328,049
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,000	996,500
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,253,003
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,500	1,528,801
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,222	1,162,256
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,688	1,523,420
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	670,711
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	671,824
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	704,175
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.750	06/30/30		990	914,822
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		950	941,687
Gtd. Notes, 144A	7.125	02/01/27		122	123,525
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		650	672,137
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	938,188
Gtd. Notes, EMTN	6.250	12/14/26	GBP	925	1,216,692
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	500	535,601
Gtd. Notes	4.750	02/26/29	EUR	500	491,903
Gtd. Notes	5.350	02/12/28		144	131,283
Gtd. Notes	6.500	03/13/27		3,662	3,521,928
Gtd. Notes	6.500	01/23/29		100	91,781
Gtd. Notes	6.840	01/23/30		400	360,160
Gtd. Notes, EMTN	2.750	04/21/27	EUR	800	798,651
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	501,024
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,036	1,065,260
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,000	2,348,467
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32		575	545,169
Gtd. Notes	5.375	02/01/29		500	493,678

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Transocean, Inc.,
Gtd. Notes, 144A	8.000%	02/01/27	235	$234,119

				35,641,626

Packaging & Containers 0.2%

Ball Corp.,
Gtd. Notes	6.000	06/15/29	1,000	1,028,898
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	1,000	951,922
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	100	101,783

				2,082,603

Pharmaceuticals 1.3%

AbbVie, Inc.,
Sr. Unsec’d. Notes(h)	4.050	11/21/39	1,355	1,226,574
Sr. Unsec’d. Notes	4.700	05/14/45	520	488,882
Sr. Unsec’d. Notes(h)	4.750	03/15/45	1,150	1,093,332
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,350	1,232,321
Gtd. Notes, 144A	6.125	08/01/28	575	570,144
Bausch Health Americas, Inc.,
Gtd. Notes, 144A (original cost $ 41,300; purchased 02/22/19)(f)	8.500	01/31/27	40	29,624
Bausch Health Cos., Inc.,
Gtd. Notes, 144A (original cost $ 1,061,750; purchased 12/17/19 - 04/28/22)(f)	5.000	01/30/28	1,250	687,500
Gtd. Notes, 144A (original cost $ 1,053,281; purchased 11/18/20 - 11/24/21)(f)	5.000	02/15/29	1,100	561,000
Gtd. Notes, 144A (original cost $ 992,750; purchased 12/17/19 - 04/21/22)(f)	5.250	01/30/30	1,175	564,000
Gtd. Notes, 144A (original cost $ 4,015,000; purchased 11/18/20 - 04/16/21)(f)	5.250	02/15/31	4,025	1,932,000
Gtd. Notes, 144A (original cost $ 1,250,000; purchased 05/11/20)(f)	6.250	02/15/29	1,250	631,250
Gtd. Notes, 144A (original cost $ 1,310,750; purchased 09/17/20)(f)	7.000	01/15/28	1,225	704,375
Gtd. Notes, 144A (original cost $ 93,000; purchased 08/02/24)(f)	9.000	12/15/25	100	90,250

See Notes to Financial Statements.

PGIM Strategic Bond Fund 21

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Sr. Sec’d. Notes, 144A (original cost $1,075,000; purchased 05/24/21)(f)	4.875%	06/01/28	1,075	$808,561
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	25	22,552
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	3,000	2,713,598
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	678,323

				14,034,286

Pipelines 1.6%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28	2,800	2,803,742
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,911,687
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	650,245
Sr. Unsec’d. Notes	5.000	05/15/50	1,280	1,136,885
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,634
Sr. Unsec’d. Notes	6.250	04/15/49	1,340	1,393,746
Enterprise Products Operating LLC,
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.343(c)	08/16/77	200	198,494
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	800	820,643
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47	25	22,283
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,505,981
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,461,082
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	218,477
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,206,440
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,051,550
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	76	68,653

				16,454,542

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.6%

Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes	6.050%	10/13/25(d)	2,085	$130,313
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,683,422
Gtd. Notes, 144A	5.375	08/01/28	920	895,469
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,886,199

				6,595,403

Real Estate Investment Trusts (REITs) 0.8%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,523,258
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,529,026
Gtd. Notes	9.750	06/15/25	155	155,214
Sr. Unsec’d. Notes	4.750	02/15/28	1,750	1,538,045
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	745	745,000
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	505	451,937
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	500	341,353
Gtd. Notes	5.000	10/15/27	450	381,375
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	525	540,404
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	340,156
Gtd. Notes, 144A	4.500	09/01/26	75	74,292
Gtd. Notes, 144A	4.625	06/15/25	440	436,685
Gtd. Notes, 144A	4.625	12/01/29	285	277,083

				8,333,828

Retail 1.3%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	1,350	1,236,938
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30	1,880	1,857,222
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	2,900	2,897,671

See Notes to Financial Statements.

PGIM Strategic Bond Fund 23

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375%	01/15/32		2,855	$2,438,348
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		900	805,882
Sr. Sec’d. Notes, 144A	4.625	01/15/29		75	70,220
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	739,070
Gtd. Notes, 144A	3.875	10/01/31		750	647,795
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		550	510,548
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		250	255,097
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		1,850	1,841,244

					13,300,035

Semiconductors 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		675	650,778
Gtd. Notes	3.400	05/01/30		875	815,570

					1,466,348

Telecommunications 3.7%

Altice Finco SA (Luxembourg),
Sec’d. Notes	4.750	01/15/28	EUR	3,125	2,325,831
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		1,250	883,106
Sr. Unsec’d. Notes	3.800	12/01/57		781	572,025
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23)^(f)	0.000	12/31/30		139	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $1,565; purchased 11/14/23)^(f)	0.000	12/31/30		1	329
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $8; purchased 11/14/23)^(f)	0.000	12/31/30		84	—

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $7,624,483; purchased 01/29/24 - 05/15/24)(f)	10.500%	05/25/27		8,209	$8,165,526
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $1,712,501; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		2,610	2,124,723
Eutelsat SA (France),
Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	1,425	1,657,798
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		2,800	2,685,536
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		175	129,627
Sec’d. Notes, 144A	4.875	06/15/29		75	59,545
Sr. Sec’d. Notes, 144A	10.500	04/15/29		175	188,326
Sr. Sec’d. Notes, 144A	10.500	05/15/30		645	693,513
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,746	3,014,446
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,429,045
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	640,354
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		3,000	3,695,845
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	4,900	4,761,539
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		1,850	1,669,151
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A	6.375	09/20/28		1,710	988,602
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, EMTN	3.375	11/25/27		2,950	2,463,250
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		600	594,856
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	550	638,971

					39,381,944

Transportation 0.2%

GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		1,925	1,960,759

See Notes to Financial Statements.

PGIM Strategic Bond Fund 25

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875%	07/05/34		84	$84,924
XPO, Inc.,
Gtd. Notes, 144A	7.125	02/01/32		255	267,506

					2,313,189

TOTAL CORPORATE BONDS (cost $525,165,044)					481,428,425

FLOATING RATE AND OTHER LOANS 2.4%

Advertising 0.0%

CMG Media Corp.,
2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.935(c)	12/17/26		120	103,275

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	10.082(c)	11/17/28		392	373,554

Commercial Services 0.0%

Adtalem Global Education Inc,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.997(c)	08/12/28		422	423,244

Computers 0.2%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/01/29		1,891	1,884,613

Cosmetics/Personal Care 0.5%

Rainbow Midco Ltd. (United Kingdom),
Note Purchase Facility, 6 Month EURIBOR + 7.750%^	6.697(c)	02/22/30	EUR	4,377	4,838,088

Insurance 0.1%

Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	07/31/27		629	621,351
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.597(c)	08/21/28		696	691,715

					1,313,066

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Media 0.2%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837%(c)	01/18/28		826	$786,909

Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		559	684,805
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442(c)	05/25/26		89	82,414
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175	08/24/26(d)		2,332	37,416

					1,591,544

Metal Fabricate/Hardware 0.3%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%	11.835(c)	04/23/30		1,870	1,851,611
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.347(c)	03/31/28		221	218,988
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	6.173(c)	03/31/28		43	42,474
Term Loan, 1 Month SOFR + 5.850%	11.097(c)	03/31/28		1,605	1,579,101

					3,692,174

Real Estate Investment Trusts (REITs) 0.1%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%	7.617(c)	04/23/26		747	731,636

Retail 0.6%

EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.722(c)	04/30/27	EUR	5,890	6,051,794

Telecommunications 0.4%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/25/27		1,656	1,623,943
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.838(c)	04/15/29		75	75,115
Term B-2, 1 Month SOFR + 6.560%	11.838(c)	04/15/30		75	75,575

See Notes to Financial Statements.

PGIM Strategic Bond Fund 27

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Zegona Holdco Limited (United Kingdom),
Term Loan	— %(p)	07/15/29	2,500	$2,755,110

				4,529,743

TOTAL FLOATING RATE AND OTHER LOANS (cost $27,031,071)				25,532,731

MUNICIPAL BONDS 0.5%

Illinois 0.1%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	1,139	1,145,046

Puerto Rico 0.4%

Commonwealth of Puerto Rico,
General Obligation, Sub-Series C	0.000(cc)	11/01/43	6,232	3,941,880
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	240	237,157
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	125	125,634

				4,304,671

TOTAL MUNICIPAL BONDS (cost $5,076,093)				5,449,717

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.9%

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.346(c)	07/01/26	775	775,953
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.749(c)	09/25/31	708	709,638
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	8.838(c)	08/25/34	1,750	1,751,854
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.449(c)	10/25/41	1,220	1,254,573

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.599%(c)	03/25/42	1,000	$1,105,000
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.449(c)	03/25/42	1,000	1,041,847
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.148(c)	06/25/42	500	561,158
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.949(c)	07/25/42	500	548,184
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)	8.949(c)	07/25/42	635	670,053
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.098(c)	12/25/42	300	320,845
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.849(c)	10/25/43	450	460,408
Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	2,638	310,267
Fannie Mae REMIC, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,311,631
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.463(c)	08/25/50	1,121	1,300,565
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.149(c)	10/25/50	630	718,230
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.349(c)	12/25/50	3,240	3,497,476
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.713(c)	09/25/50	845	962,609
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.749(c)	08/25/33	2,850	3,156,187
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.149(c)	11/25/41	310	313,281

See Notes to Financial Statements.

PGIM Strategic Bond Fund 29

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.199%(c)	01/25/42		390		$394,388
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.749(c)	02/25/42		700		716,826
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.699(c)	05/25/42		700		734,468
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,962		2,647,114
Series 2019-137, Class IO, IO	3.000	11/20/49		4,004		627,756
Series 2019-159, Class IJ, IO	3.500	12/20/49		693		124,853
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.113(c)	05/25/29		138		138,176
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		3,100		3,128,298
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.142(c)	01/25/48		78		76,400
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.249(c)	04/25/34		3,900		3,966,201
PMT Credit Risk Transfer Trust,
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)^	8.448(c)	09/27/28		4,200		4,200,000
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.049(c)	11/25/31		3,545		3,629,819
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,282,456)						41,154,059

SOVEREIGN BONDS 3.4%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,212		1,204,049
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,410		1,453,710

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500%	02/22/29		1,635	$1,637,044
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740	1,755,225
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		1,800	1,891,800
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	900	821,381
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,119,814
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	553,842
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	143,167
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	423,412
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	509	529,945
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,399	1,440,074
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		82	77,423
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,860,711
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	199,957
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		1,000	919,244
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		2,902	2,984,806
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	3,800	4,305,533
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	418,465
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	4,453	4,776,989
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,102,963
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	860,783
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	437,352
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34		3,130	3,255,200
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30		36	15,668
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34		134	43,140
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35		113	46,516
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36		95	38,655
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29		253	149,124
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/34		183	82,156

See Notes to Financial Statements.

PGIM Strategic Bond Fund 31

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	1.750%(cc)	02/01/35	104	$45,177
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	118	51,187

TOTAL SOVEREIGN BONDS (cost $36,561,554)				35,644,512

U.S. GOVERNMENT AGENCY OBLIGATIONS 17.8%

Federal Home Loan Mortgage Corp.	2.500	08/01/50	5,822	5,028,963
Federal Home Loan Mortgage Corp.	2.500	08/01/50	9,661	8,345,655
Federal Home Loan Mortgage Corp.	2.500	09/01/50	12,270	10,599,397
Federal Home Loan Mortgage Corp.	2.500	10/01/50	12,711	11,084,326
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,848	1,596,294
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,463	1,260,701
Federal Home Loan Mortgage Corp.	2.500	07/01/51	2,001	1,723,578
Federal Home Loan Mortgage Corp.	2.500	08/01/51	2,659	2,287,922
Federal Home Loan Mortgage Corp.	2.500	11/01/51	8,297	7,102,269
Federal Home Loan Mortgage Corp.	3.000	11/01/51	381	339,165
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,737	3,321,578
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,232	1,982,803
Federal Home Loan Mortgage Corp.	3.500	03/01/52	383	354,188
Federal Home Loan Mortgage Corp.	3.500	05/01/52	8,419	7,758,517
Federal Home Loan Mortgage Corp.	4.000	06/01/52	2,047	1,941,664
Federal Home Loan Mortgage Corp.	5.500	12/01/52	554	557,973
Federal National Mortgage Assoc.	1.500	07/01/51	3,534	2,769,722
Federal National Mortgage Assoc.	2.500	TBA(tt)	5,500	4,689,721
Federal National Mortgage Assoc.	2.500	TBA	14,500	12,378,537
Federal National Mortgage Assoc.	2.500	06/01/50	2,770	2,394,139
Federal National Mortgage Assoc.	2.500	02/01/51	1,797	1,561,357
Federal National Mortgage Assoc.	2.500	03/01/51	2,888	2,493,845
Federal National Mortgage Assoc.	2.500	07/01/51	1,676	1,437,367
Federal National Mortgage Assoc.	2.500	08/01/51	11,136	9,577,204
Federal National Mortgage Assoc.	3.000	11/01/51	978	873,019
Federal National Mortgage Assoc.	3.000	12/01/51	10,745	9,599,919
Federal National Mortgage Assoc.	3.000	02/01/52	3,957	3,518,103
Federal National Mortgage Assoc.	3.000	02/01/52	5,218	4,659,337
Federal National Mortgage Assoc.	3.000	04/01/52	6,760	6,006,781
Federal National Mortgage Assoc.	3.500	TBA	8,500	7,829,905
Federal National Mortgage Assoc.	3.500	04/01/52	93	85,503
Federal National Mortgage Assoc.	4.000	05/01/52	3,453	3,280,704
Federal National Mortgage Assoc.	4.000	06/01/52	1,341	1,273,174
Federal National Mortgage Assoc.	5.000	TBA	1,000	992,802
Federal National Mortgage Assoc.	5.500	11/01/52	1,065	1,074,856
Federal National Mortgage Assoc.	5.500	10/01/53	14,500	14,597,119
Federal National Mortgage Assoc.	6.000	11/01/52	5,981	6,107,892

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	2.000%	01/20/51	2,001	$1,686,052
Government National Mortgage Assoc.	2.500	09/20/50	2,697	2,362,773
Government National Mortgage Assoc.	2.500	03/20/51	2,526	2,210,095
Government National Mortgage Assoc.	2.500	08/20/51	1,786	1,561,297
Government National Mortgage Assoc.	2.500	09/20/51	2,502	2,186,797
Government National Mortgage Assoc.	3.000	09/20/51	5,541	5,019,783
Government National Mortgage Assoc.	3.500	12/20/51	5,546	5,171,696
Government National Mortgage Assoc.	6.000	TBA	2,500	2,536,915
Government National Mortgage Assoc.	6.000	02/20/53	1,000	1,018,283
Government National Mortgage Assoc.	6.500	TBA	2,000	2,041,428

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $185,829,121)				188,281,118

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bonds(h)	2.375	02/15/42	4,989	3,810,349
U.S. Treasury Bonds(h)	3.125	02/15/43	4,825	4,092,203
U.S. Treasury Bonds(h)(k)	3.375	11/15/48	4,670	3,979,716
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	135,308
U.S. Treasury Strips Coupon(h)(k)	1.912(s)	08/15/40	13,050	6,456,182
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	785	373,090
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	59,860
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	830	439,738
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	5,160	2,226,661
U.S. Treasury Strips Coupon(h)	2.341(s)	02/15/40	5,135	2,616,042
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	580	283,294
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	908,986
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	608,700
U.S. Treasury Strips Coupon	4.271(s)	11/15/41	3,440	1,591,000
U.S. Treasury Strips Coupon	4.568(s)	11/15/42	320	140,137
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	56,804
U.S. Treasury Strips Coupon	4.650(s)	02/15/41	230	111,182
U.S. Treasury Strips Coupon	4.696(s)	05/15/38	260	145,092
U.S. Treasury Strips Coupon	4.727(s)	05/15/50	250	79,775
U.S. Treasury Strips Coupon	4.809(s)	02/15/42	75	34,195
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	480	158,962
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	475,846

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,134,332)				28,783,122

See Notes to Financial Statements.

PGIM Strategic Bond Fund 33

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS 0.6%

Chemicals 0.2%

TPC Group, Inc.*^	70,274	$2,670,412

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^	677	20,310

Gas Utilities 0.1%

Ferrellgas Partners LP (Class B Stock)^	4,838	991,358

Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp. (original cost $653; purchased 02/04/21 - 02/09/21)(f)	11,102	826,988

Wireless Telecommunication Services 0.2%

Digicel International Finance Ltd. (Jamaica) (original cost $140,548; purchased 01/29/24 - 01/30/24)*^(f)	116,510	290,110
Intelsat Emergence SA (Luxembourg)*	44,407	1,661,554

		1,951,664

TOTAL COMMON STOCKS (cost $2,389,033)		6,460,732

PREFERRED STOCKS 0.4%

Electronic Equipment, Instruments & Components 0.4%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,925	3,925,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $74,120; purchased 01/26/24 - 01/29/24)*^(f)	12,312	131,758

TOTAL PREFERRED STOCKS (cost $3,881,370)		4,056,758

TOTAL LONG-TERM INVESTMENTS (cost $1,107,534,142)		1,039,595,351

SHORT-TERM INVESTMENTS 5.3%

AFFILIATED MUTUAL FUND 5.3%

PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $55,622,475)(wb)	55,622,475	55,622,475

See Notes to Financial Statements.

34

Description	Value

OPTIONS PURCHASED*~ 0.0% (cost $77,173)	$24,875

TOTAL SHORT-TERM INVESTMENTS (cost $55,699,648)	55,647,350

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $1,163,233,790)	1,095,242,701

OPTIONS WRITTEN*~ (0.1)%
(premiums received $673,275)	(641,153)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.3% (cost $1,162,560,515)	1,094,601,548
Liabilities in excess of other assets(z) (3.3)%	(35,298,647)

NET ASSETS 100.0%	$1,059,302,901

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BMO—BMO Capital Markets

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

See Notes to Financial Statements.

PGIM Strategic Bond Fund 35

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

COP—Certificates of Participation

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

UBS—UBS Securities LLC

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $24,721,324 and 2.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

36

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $35,078,900. The aggregate value of $24,837,604 is 2.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $5,500,000 is 0.5% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at August 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $185,486)	188	$186,094	$608	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $52,181)	53	52,272	91	—

		$238,366	$699	$—

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option EUR vs HUF	Call	JPM	09/10/24	440.00	—	EUR 1,564	$1
Currency Option EUR vs PLN	Call	GSI	09/05/24	4.75	—	EUR 1,564	—
Currency Option USD vs CLP	Call	HSBC	09/16/24	1,100.00	—	792	4
Currency Option USD vs CNH	Call	DB	12/20/24	7.25	—	3,040	10,080
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25	—	3,049	10,109
Currency Option USD vs COP	Call	DB	10/01/24	4,900.00	—	800	220
Currency Option USD vs MXN	Call	CITI	09/19/24	23.00	—	792	462
Currency Option USD vs MXN	Call	MSI	09/19/24	23.50	—	788	295
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00	—	756	1,058
Currency Option USD vs ZAR	Call	JPM	09/24/24	21.00	—	3,627	160
Currency Option USD vs CNH	Put	MSI	09/26/24	6.70	—	9,298	1,058
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00	—	3,049	183
Currency Option USD vs CNH	Put	DB	12/20/24	6.40	—	3,040	1,158
Currency Option USD vs COP	Put	MSI	09/11/24	3,600.00	—	1,564	—
Currency Option USD vs COP	Put	MSI	09/19/24	3,600.00	—	3,154	4

See Notes to Financial Statements.

PGIM Strategic Bond Fund 37

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs COP	Put	MSI	10/01/24	3,700.00	—	3,200	$82
Currency Option USD vs MXN	Put	CITI	09/11/24	16.40	—	1,564	1

Total Options Purchased (cost $77,173)							$24,875

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs HUF	Call	JPM	09/10/24	397.00	—	EUR	1,564	$(1,708)
Currency Option EUR vs PLN	Call	GSI	09/05/24	4.31	—	EUR	1,564	(1,461)
Currency Option USD vs CLP	Call	HSBC	09/16/24	950.00	—		792	(1,667)
Currency Option USD vs COP	Call	DB	10/01/24	4,250.00	—		800	(9,387)
Currency Option USD vs MXN	Call	CITI	09/19/24	18.25	—		792	(60,328)
Currency Option USD vs MXN	Call	MSI	09/19/24	18.60	—		788	(46,946)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—		756	(31,973)
Currency Option USD vs ZAR	Call	JPM	09/24/24	18.65	—		3,627	(9,322)
Currency Option USD vs CNH	Put	MSI	09/26/24	7.22	—		9,298	(203,915)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—		3,049	(20,661)
Currency Option USD vs CNH	Put	DB	12/20/24	7.10	—		3,040	(61,284)
Currency Option USD vs COP	Put	MSI	09/11/24	4,000.00	—		1,564	(338)
Currency Option USD vs COP	Put	MSI	10/01/24	4,050.00	—		3,200	(10,708)
Currency Option USD vs MXN	Put	CITI	09/11/24	18.40	—		1,564	(609)

Total OTC Traded (premiums received $328,652)								$(460,307)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.42.V1, 06/20/29	Put	BNP	09/18/24	0.85%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	130,950	$(10,660)
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.70%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	154,760	(99,638)
CDX.NA.IG.42.V1, 06/20/29	Put	GSI	11/20/24	0.80%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	152,000	(70,548)

Total OTC Swaptions (premiums received $344,623)								$(180,846)

Total Options Written (premiums received $673,275)								$(641,153)

See Notes to Financial Statements.

38

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
751	2 Year U.S. Treasury Notes	Dec. 2024	$155,867,704	$(45,239)
713	5 Year U.S. Treasury Notes	Dec. 2024	78,001,088	(147,559)
572	10 Year U.S. Treasury Notes	Dec. 2024	64,957,750	(351,030)
545	10 Year U.S. Ultra Treasury Notes	Dec. 2024	64,003,438	(462,227)

				(1,006,055)

Short Positions:
122	3 Month CME SOFR	Dec. 2024	29,000,163	31,589
39	3 Month CME SOFR	Mar. 2025	9,335,138	3,341
39	3 Month CME SOFR	Jun. 2025	9,383,888	(71)
218	5 Year Euro-Bobl	Dec. 2024	28,666,648	37,131
54	10 Year Euro-Bund	Dec. 2024	7,962,859	11,590
374	20 Year U.S. Treasury Bonds	Dec. 2024	46,048,750	602,201
48	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	6,333,000	143,006
23	Euro Schatz Index	Dec. 2024	2,711,491	(147)

				828,640

				$(177,415)

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/04/24	BARC	BRL	31,086	$5,489,670	$5,513,102	$23,432	$—
Expiring 10/02/24	DB	BRL	31,086	5,639,511	5,495,080	—	(144,431)
Chilean Peso,
Expiring 09/23/24	BARC	CLP	1,573,653	1,708,000	1,721,615	13,615	—
Expiring 09/23/24	BARC	CLP	1,519,435	1,626,000	1,662,299	36,299	—
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	22,117	3,046,000	3,127,236	81,236	—
Expiring 09/19/24	HSBC	CNH	20,419	2,812,000	2,887,100	75,100	—
Expiring 09/19/24	JPM	CNH	20,376	2,830,000	2,881,112	51,112	—
Expiring 09/19/24	MSI	CNH	116,613	16,295,635	16,488,451	192,816	—
Expiring 09/19/24	MSI	CNH	36,189	5,021,000	5,116,901	95,901	—
Expiring 09/19/24	MSI	CNH	21,104	2,922,000	2,983,925	61,925	—
Expiring 11/12/24	BARC	CNH	5,546	779,000	788,218	9,218	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	18,491,135	4,622,091	4,410,012	—	(212,079)
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	143,953	397,620	404,193	6,573	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund 39

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 09/18/24	DB	INR	310,398	$3,701,888	$3,699,594	$—	$(2,294)
Expiring 09/18/24	JPM	INR	225,808	2,693,000	2,691,379	—	(1,621)
Expiring 09/18/24	MSI	INR	310,398	3,705,977	3,699,594	—	(6,383)
Indonesian Rupiah,
Expiring 09/18/24	CITI	IDR	40,539,774	2,526,000	2,613,383	87,383	—
Expiring 09/18/24	JPM	IDR	109,852,000	6,724,494	7,081,572	357,078	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	92,676	4,827,277	4,692,129	—	(135,148)
Expiring 09/18/24	CITI	MXN	15,275	782,000	773,370	—	(8,630)
Expiring 09/18/24	DB	MXN	26,740	1,341,103	1,353,810	12,707	—
Expiring 09/18/24	HSBC	MXN	28,051	1,489,000	1,420,174	—	(68,826)
Expiring 09/18/24	MSI	MXN	28,189	1,499,420	1,427,174	—	(72,246)
Expiring 09/18/24	MSI	MXN	25,701	1,388,792	1,301,235	—	(87,557)
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	223,674	6,882,279	7,005,467	123,188	—
Expiring 09/18/24	HSBC	TWD	89,415	2,757,000	2,800,477	43,477	—
Expiring 09/18/24	JPM	TWD	103,870	3,219,000	3,253,198	34,198	—
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	8,390	2,234,000	2,238,530	4,530	—
Expiring 09/18/24	CITI	PEN	5,439	1,467,048	1,450,971	—	(16,077)
Expiring 09/18/24	DB	PEN	3,263	874,952	870,643	—	(4,309)
Philippine Peso,
Expiring 09/18/24	CITI	PHP	88,427	1,507,290	1,572,309	65,019	—
Expiring 09/18/24	SCB	PHP	177,077	3,081,000	3,148,602	67,602	—
Expiring 09/18/24	SCB	PHP	145,374	2,476,000	2,584,893	108,893	—
Singapore Dollar,
Expiring 09/18/24	CITI	SGD	3,788	2,866,000	2,906,350	40,350	—
Expiring 09/18/24	MSI	SGD	3,741	2,825,000	2,870,145	45,145	—
Expiring 09/18/24	MSI	SGD	3,687	2,794,000	2,828,789	34,789	—
South African Rand,
Expiring 09/18/24	GSI	ZAR	133,652	7,094,925	7,485,036	390,111	—
South Korean Won,
Expiring 09/19/24	MSI	KRW	1,804,436	1,364,000	1,350,765	—	(13,235)
Thai Baht,
Expiring 09/18/24	HSBC	THB	55,572	1,551,000	1,644,469	93,469	—
Turkish Lira,
Expiring 09/04/24	CITI	TRY	79,649	2,329,251	2,320,869	—	(8,382)
Expiring 09/23/24	BOA	TRY	140,224	4,003,264	3,996,845	—	(6,419)
Expiring 09/30/24	BARC	TRY	118,494	3,356,947	3,351,225	—	(5,722)
Expiring 10/02/24	HSBC	TRY	54,140	1,530,000	1,527,328	—	(2,672)
Expiring 10/09/24	CITI	TRY	39,362	1,103,704	1,100,760	—	(2,944)
Expiring 10/09/24	HSBC	TRY	44,021	1,236,633	1,231,036	—	(5,597)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/18/24	BARC	TRY	61,451	$1,584,860	$1,590,602	$5,742	$—
Expiring 12/18/24	BARC	TRY	46,291	1,195,109	1,198,202	3,093	—

				$143,200,740	$144,560,169	2,164,001	(804,572)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/04/24	DB	BRL	31,086	$5,657,132	$5,513,102	$144,030	$—
British Pound,
Expiring 10/21/24	SSB	GBP	5	6,904	6,959	—	(55)
Expiring 10/21/24	TD	GBP	22,740	29,516,754	29,876,491	—	(359,737)
Chilean Peso,
Expiring 09/23/24	CITI	CLP	961,223	1,051,102	1,051,600	—	(498)
Expiring 09/23/24	CITI	CLP	923,715	972,393	1,010,566	—	(38,173)
Expiring 09/23/24	MSI	CLP	595,703	640,920	651,714	—	(10,794)
Expiring 09/23/24	MSI	CLP	356,594	379,000	390,122	—	(11,122)
Expiring 09/23/24	MSI	CLP	234,961	248,776	257,054	—	(8,278)
Chinese Renminbi,
Expiring 09/19/24	HSBC	CNH	17,971	2,537,000	2,541,048	—	(4,048)
Expiring 09/19/24	HSBC	CNH	5,638	776,000	797,164	—	(21,164)
Expiring 09/19/24	JPM	CNH	5,548	782,000	784,390	—	(2,390)
Expiring 09/19/24	MSI	CNH	207,661	28,808,621	29,362,125	—	(553,504)
Expiring 11/12/24	MSI	CNH	116,613	16,373,428	16,572,123	—	(198,695)
Expiring 11/12/24	MSI	CNH	19,943	2,799,000	2,834,120	—	(35,120)
Expiring 11/12/24	MSI	CNH	19,629	2,756,000	2,789,523	—	(33,523)
Colombian Peso,
Expiring 09/18/24	CITI	COP	2,765,517	661,607	659,557	2,050	—
Czech Koruna,
Expiring 10/21/24	MSI	CZK	217,442	9,364,419	9,613,833	—	(249,414)
Euro,
Expiring 10/21/24	BNYM	EUR	159	172,877	176,177	—	(3,300)
Expiring 10/21/24	CITI	EUR	1,815	1,993,920	2,010,918	—	(16,998)
Expiring 10/21/24	GSI	EUR	28,280	30,974,532	31,336,279	—	(361,747)
Expiring 10/21/24	HSBC	EUR	28,280	30,955,470	31,336,278	—	(380,808)
Expiring 10/21/24	SSB	EUR	41,077	44,268,570	45,516,397	—	(1,247,827)
Expiring 10/21/24	SSB	EUR	30,835	33,711,172	34,167,145	—	(455,973)
Hungarian Forint,
Expiring 10/21/24	UAG	HUF	634,167	1,737,000	1,780,617	—	(43,617)

See Notes to Financial Statements.

PGIM Strategic Bond Fund 41

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 09/18/24	JPM	INR	231,728	$2,769,000	$2,761,937	$7,063	$—
Indonesian Rupiah,
Expiring 09/18/24	HSBC	IDR	23,305,890	1,410,000	1,502,406	—	(92,406)
Mexican Peso,
Expiring 09/03/24	DB	MXN	26,740	1,344,220	1,356,871	—	(12,651)
Expiring 09/18/24	BOA	MXN	37,311	1,934,000	1,889,022	44,978	—
Expiring 09/18/24	BOA	MXN	18,407	935,000	931,921	3,079	—
Expiring 09/18/24	CITI	MXN	28,053	1,489,000	1,420,309	68,691	—
Expiring 09/18/24	CITI	MXN	15,095	779,000	764,266	14,734	—
Expiring 09/18/24	DB	MXN	27,547	1,533,702	1,394,655	139,047	—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	111,153	3,418,000	3,481,321	—	(63,321)
Expiring 09/18/24	CITI	TWD	105,433	3,216,000	3,302,170	—	(86,170)
Expiring 09/18/24	CITI	TWD	83,355	2,584,000	2,610,667	—	(26,667)
Expiring 09/18/24	GSI	TWD	45,318	1,413,328	1,419,370	—	(6,042)
Expiring 09/18/24	HSBC	TWD	85,800	2,663,000	2,687,254	—	(24,254)
Expiring 09/18/24	JPM	TWD	105,703	3,285,000	3,310,629	—	(25,629)
Expiring 12/18/24	CITI	TWD	223,674	6,956,121	7,092,996	—	(136,875)
New Zealand Dollar,
Expiring 10/21/24	CITI	NZD	744	449,914	465,135	—	(15,221)
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	3,833	1,017,179	1,022,607	—	(5,428)
Expiring 09/18/24	CITI	PEN	6,294	1,659,000	1,679,139	—	(20,139)
Expiring 09/18/24	CITI	PEN	6,190	1,637,000	1,651,575	—	(14,575)
Expiring 09/18/24	CITI	PEN	5,360	1,431,417	1,429,889	1,528	—
Expiring 09/18/24	CITI	PEN	3,833	1,017,719	1,022,606	—	(4,887)
Philippine Peso,
Expiring 09/18/24	BOA	PHP	149,738	2,560,000	2,662,486	—	(102,486)
Polish Zloty,
Expiring 10/21/24	BOA	PLN	6,148	1,557,000	1,585,725	—	(28,725)
Expiring 10/21/24	CITI	PLN	4,301	1,091,215	1,109,231	—	(18,016)
Singapore Dollar,
Expiring 09/18/24	BOA	SGD	3,755	2,793,000	2,880,756	—	(87,756)
Expiring 09/18/24	JPM	SGD	3,309	2,542,000	2,538,724	3,276	—
Expiring 09/18/24	SCB	SGD	3,855	2,873,000	2,957,374	—	(84,374)
Expiring 09/18/24	SSB	SGD	7,700	5,715,391	5,907,246	—	(191,855)
South African Rand,
Expiring 09/18/24	BARC	ZAR	28,207	1,520,000	1,579,725	—	(59,725)
Expiring 09/18/24	HSBC	ZAR	71,168	3,957,054	3,985,708	—	(28,654)
Expiring 09/18/24	JPM	ZAR	29,006	1,589,142	1,624,429	—	(35,287)
Expiring 09/18/24	JPM	ZAR	26,937	1,482,000	1,508,585	—	(26,585)

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/19/24	HSBC	KRW	12,713,841	$9,276,790	$9,517,333	$—	$(240,543)
Expiring 09/20/24	BOA	KRW	2,093,678	1,520,000	1,567,379	—	(47,379)
Thai Baht,
Expiring 09/18/24	CITI	THB	47,581	1,384,000	1,408,016	—	(24,016)
Expiring 09/18/24	HSBC	THB	73,676	2,091,000	2,180,208	—	(89,208)
Expiring 09/18/24	JPM	THB	399,981	10,946,388	11,836,209	—	(889,821)
Turkish Lira,
Expiring 09/04/24	CITI	TRY	37,562	1,096,391	1,094,523	1,868	—
Expiring 09/04/24	HSBC	TRY	42,086	1,233,121	1,226,348	6,773	—

				$345,313,689	$351,402,052	437,117	(6,525,480)

						$2,601,118	$(7,330,052)

Cross currency exchange contract outstanding at August 31, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
09/18/24	Buy	MXN	27,670	EUR	1,377	$—	$(122,776)	HSBC

Credit default swap agreements outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	4,070	*	$24,668	$—	$24,668	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	920	$(163,681)	$(139,921)	$(23,760)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	920	(173,746)	(154,466)	(19,280)	GSI

See Notes to Financial Statements.

PGIM Strategic Bond Fund 43

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Credit default swap agreements outstanding at August 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Arab Republic of Egypt	06/20/30	1.000%(Q)		900	$204,272	$196,913	$7,359	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)		920	(134,685)	(100,484)	(34,201)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)		920	(137,099)	(112,345)	(24,754)	GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		920	(171,819)	(167,105)	(4,714)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		920	(101,967)	(116,497)	14,530	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		920	(172,744)	(160,300)	(12,444)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		920	(83,889)	(37,500)	(46,389)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		920	(163,402)	(145,607)	(17,795)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		920	(166,952)	(147,367)	(19,585)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		920	(169,839)	(156,255)	(13,584)	GSI
HUB International Ltd.	06/20/29	5.000%(Q)		920	(145,942)	(126,171)	(19,771)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		920	(182,944)	(163,466)	(19,478)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)		920	(167,102)	(132,144)	(34,958)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		920	1,297	3,813	(2,516)	GSI
Organon & Co.	06/20/29	5.000%(Q)		920	(146,904)	(112,345)	(34,559)	GSI
PG&E Corp.	06/20/29	5.000%(Q)		920	(150,270)	(136,019)	(14,251)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		920	(159,654)	(141,228)	(18,426)	GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(49,992)	(36,612)	(13,380)	BARC
Safeway, Inc.	06/20/29	5.000%(Q)		920	(189,488)	(167,105)	(22,383)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		920	(174,315)	(156,255)	(18,060)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		920	(173,226)	(142,976)	(30,250)	GSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,850	(2,192)	(804)	(1,388)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	615	(728)	(266)	(462)	BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q)		920	(181,193)	(159,398)	(21,795)	GSI
United Mexican States	12/20/24	1.000%(Q)		180	(800)	76	(876)	CITI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		920	(175,889)	(155,360)	(20,529)	GSI

See Notes to Financial Statements.

44

Credit default swap agreements outstanding at August 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Venture Global LNG, Inc.	06/20/29	5.000%(Q)	920	$(128,269)	$(109,457)	$(18,812)	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)	920	(170,068)	(152,238)	(17,830)	GSI

				$(3,633,230)	$(3,128,889)	$(504,341)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
General Motors Co.	06/20/26	5.000%(Q)		2,390	0.322%	$219,652	$167,801	$51,851	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.295%	48,856	12,222	36,634	GSI
Petroleos Mexicanos	12/20/24	1.000%(Q)		180	1.558%	57	(1,024)	1,081	CITI
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.246%	58,107	15,974	42,133	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,850	0.088%	2,054	918	1,136	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	645	0.088%	716	427	289	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	615	0.088%	683	304	379	BARC
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130	0.319%	71,456	38,744	32,712	GSI

						$401,581	$235,366	$166,215

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	29,400	$(651,244)	$(711,490)	$(60,246)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 45

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at August 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	916	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/4.950%	$ (60,427)	$ 45,161	$ 105,588

See Notes to Financial Statements.

46

Interest rate swap agreements outstanding at August 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.950%	$(187,960)	$758,039	$945,999
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.950%	124,739	674,752	550,013
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/4.950%	(80,362)	447,495	527,857
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/4.950%	(18,372)	88,022	106,394
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/4.950%	(18,242)	79,281	97,523
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/4.950%	(4,019)	43,024	47,043
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/5.320%	—	(26,590)	(26,590)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/5.320%	—	1,492	1,492
	46,221	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/5.320%	—	(6,459)	(6,459)
	132,290	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/5.320%	—	397,506	397,506
	21,390	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/5.320%	2,113	13,911	11,798
	62,470	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/5.320%	—	92,835	92,835
	67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/5.320%	—	(763,130)	(763,130)
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/5.320%	2,035	(132,224)	(134,259)
	28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/5.320%	(19,021)	568,757	587,778
	15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/5.320%	10,037	(501,772)	(511,809)
	1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/5.320%	748,606	639,218	(109,388)

					$499,127	$2,419,318	$1,920,191

See Notes to Financial Statements.

PGIM Strategic Bond Fund 47

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Interest rate swap agreements outstanding at August 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:
3,600	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/2.920%	$(120,936)	$—	$(120,936)	JPM

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/24	(14,990)	$(397,052)	$—	$(397,052)
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.870%	DB	09/21/24	10,000	235,770	—	235,770
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(4,153)	(63,362)	—	(63,362)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 5.590%	BOA	02/21/25	17,370	(193,118)	—	(193,118)

					$(417,762)	$—	$(417,762)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$437,192	$(3,330,715)	$448,542	$(1,300,698)

See Notes to Financial Statements.

48

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,452,210

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$9,950,977	$—
Collateralized Loan Obligations	—	128,246,694	—
Consumer Loans	—	3,646,113	—
Other	—	5,970,963	—
Residential Mortgage-Backed Securities	—	3,032,400	210,153
Student Loans	—	1,168,872	—
Commercial Mortgage-Backed Securities	—	70,578,005	—
Corporate Bonds	—	474,784,912	6,643,513
Floating Rate and Other Loans	—	20,694,643	4,838,088
Municipal Bonds	—	5,449,717	—
Residential Mortgage-Backed Securities	—	36,178,105	4,975,954
Sovereign Bonds	—	35,644,512	—
U.S. Government Agency Obligations	—	188,281,118	—
U.S. Treasury Obligations	—	28,783,122	—
Common Stocks	826,988	1,661,554	3,972,190
Preferred Stocks	—	—	4,056,758
Short-Term Investments
Affiliated Mutual Fund	55,622,475	—	—
Options Purchased	—	24,875	—

Total	$56,449,463	$1,014,096,582	$24,696,656

Liabilities
Options Written	$—	$(641,153)	$—

See Notes to Financial Statements.

PGIM Strategic Bond Fund 49

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$699	$—
Futures Contracts	828,858	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,601,118	—
OTC Credit Default Swap Agreements	—	607,150	24,668
Centrally Cleared Interest Rate Swap Agreements	—	3,471,826	—
OTC Total Return Swap Agreement	—	235,770	—

Total	$828,858	$6,916,563	$24,668

Liabilities
Futures Contracts	$(1,006,273)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(7,330,052)	—
OTC Cross Currency Exchange Contracts	—	(122,776)	—
Centrally Cleared Credit Default Swap Agreement	—	(60,246)	—
OTC Credit Default Swap Agreements	—	(3,838,799)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,551,635)	—
OTC Interest Rate Swap Agreement	—	(120,936)	—
OTC Total Return Swap Agreements	—	(653,532)	—

Total	$(1,006,273)	$(13,677,976)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Balance as of 02/29/24	$256,229	$6,693,074	$4,721,025	$824,466
Realized gain (loss)	(1,292)	1,235	—	—
Change in unrealized appreciation (depreciation)	(18,166)	30,991	117,063	203
Purchases/Exchanges /Issuances	—	—	—	4,200,000
Sales/Paydowns	(26,618)	(46,582)	—	(48,715)
Accrued discount/premium	—	—	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	(35,205)	—	—

Balance as of 08/31/24	$210,153	$6,643,513	$4,838,088	$4,975,954

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(18,166)	$31,008	$117,063	$203

See Notes to Financial Statements.

50

	Common Stocks	Preferred Stocks	Options Written	OTC Credit Default Swap Agreements
Balance as of 02/29/24	$2,181,940	$4,298,760	$(48)	$19,072
Realized gain (loss)	206,214	8,880	—	(434)
Change in unrealized appreciation (depreciation)	823,136	8,638	—	24,668
Purchases/Exchanges /Issuances	—	—	48	—
Sales/Paydowns	(206,214)	(259,520)	—	(18,638)
Accrued discount/premium	—	—	—	—
Transfers into Level 3*	967,114	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of 08/31/24	$3,972,190	$4,056,758	$—	$24,668

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$823,136	$8,638	$—	$24,668

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Asset-Backed Securities-Residential Mortgage-Backed Securities	$210,153	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds	329	Market	Recovery Value	Recovery Rate	0.00% - 48.00%
Floating Rate and Other Loans	4,838,088	Market	Comparable Bond	Yield Curve Spread Discount	350bps
Residential Mortgage-Backed Securities	4,200,000	Market	Transaction Based	Unadjusted Price	NA
Residential Mortgage-Backed Securities	1	Market	Yield and Spread	Adjusted Spread	400bps
Common Stocks	991,358	Market	Adjusted Trade Price	Premium Rate	20%
Common Stocks	290,110	Market	Enterprise Value	EBITDA Multiple	4.0x

See Notes to Financial Statements.

PGIM Strategic Bond Fund 51

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Preferred Stocks	$131,758	Market	Enterprise Value	Recovery Rate	10.70%
Preferred Stocks	3,925,000	Market	Transaction Based	Unadjusted Price	NA

	$14,586,797

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2024, the aggregate value of these securities and/or derivatives was $10,134,527. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

U.S. Government Agency Obligations	17.8%
Collateralized Loan Obligations	12.1
Banks	8.7
Commercial Mortgage-Backed Securities	6.7
Affiliated Mutual Fund	5.2
Residential Mortgage-Backed Securities	4.2
Telecommunications	4.1
Electric	4.0
Sovereign Bonds	3.4
Oil & Gas	3.4
U.S. Treasury Obligations	2.7
Diversified Financial Services	2.4
Retail	1.8
Media	1.7
Home Builders	1.6
Pipelines	1.6
Foods	1.5
Pharmaceuticals	1.3
Chemicals	1.1
Mining	1.0
Aerospace & Defense	1.0
Building Materials	1.0
Automobiles	0.9
Entertainment	0.9
Engineering & Construction	0.9
Real Estate Investment Trusts (REITs)	0.9
Healthcare-Services	0.8
Commercial Services	0.8

Auto Parts & Equipment	0.8%
Lodging	0.7
Real Estate	0.6
Auto Manufacturers	0.6
Other	0.6
Airlines	0.5
Municipal Bonds	0.5
Leisure Time	0.5
Cosmetics/Personal Care	0.5
Electronic Equipment, Instruments & Components	0.4
Consumer Loans	0.4
Metal Fabricate/Hardware	0.3
Internet	0.3
Computers	0.3
Distribution/Wholesale	0.3
Household Products/Wares	0.2
Agriculture	0.2
Transportation	0.2
Wireless Telecommunication Services	0.2
Packaging & Containers	0.2
Electrical Components & Equipment	0.2
Healthcare-Products	0.2
Semiconductors	0.1
Iron/Steel	0.1
Beverages	0.1
Insurance	0.1
Student Loans	0.1
Machinery-Diversified	0.1

See Notes to Financial Statements.

52

Industry Classification (continued):

Housewares	0.1%
Gas Utilities	0.1
Advertising	0.1
Oil, Gas & Consumable Fuels	0.1
Gas	0.1
Electronics	0.1
Environmental Control	0.0 *
Options Purchased	0.0 *
Electric Utilities	0.0 *

103.4
Options Written	(0.1)
Liabilities in excess of other assets	(3.3)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$60,246	*
Credit contracts	Premiums paid for OTC swap agreements	437,192	Premiums received for OTC swap agreements	3,330,715
Credit contracts	—	—	Options written outstanding, at value	180,846
Credit contracts	Unrealized appreciation on OTC swap agreements	212,772	Unrealized depreciation on OTC swap agreements	526,230
Foreign exchange contracts	Unaffiliated investments	24,875	Options written outstanding, at value	460,307
Foreign exchange contracts	—	—	Unrealized depreciation on OTC cross currency exchange contracts	122,776

See Notes to Financial Statements.

PGIM Strategic Bond Fund 53

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$2,601,118		Unrealized depreciation on OTC forward foreign currency exchange contracts	$7,330,052
Interest rate contracts	Due from/to broker-variation margin futures	828,858	*	Due from/to broker-variation margin futures	1,006,273	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,471,826	*	Due from/to broker-variation margin swaps	1,551,635	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	235,770		Unrealized depreciation on OTC swap agreements	774,468

		$7,812,411			$15,343,548

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(278,446)	$293,724	$—	$—	$534,830
Foreign exchange contracts	(283,732)	1,653,928	—	1,512,931	—
Interest rate contracts	—	—	3,264,652	—	(299,848)

Total	$(562,178)	$1,947,652	$3,264,652	$1,512,931	$234,982

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$114,652	$157,384	$—	$—	$(563,087)

See Notes to Financial Statements.

54

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$(16,771)	$(196,811)	$—	$(7,599,791)	$—
Interest rate contracts	—	—	(235,336)	—	(1,468,027)

Total	$97,881	$(39,427)	$(235,336)	$(7,599,791)	$(2,031,114)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 237,989
Options Written (2)	368,300,401
Futures Contracts - Long Positions (2)	404,594,803
Futures Contracts - Short Positions (2)	110,497,808
Forward Foreign Currency Exchange Contracts - Purchased (3)	173,239,404
Forward Foreign Currency Exchange Contracts - Sold (3)	357,222,825
Cross Currency Exchange Contracts (4)	1,897,109
Interest Rate Swap Agreements (2)	462,432,682
Credit Default Swap Agreements - Buy Protection (2)	96,516,635
Credit Default Swap Agreements - Sell Protection (2)	88,972,227
Total Return Swap Agreements (2)	64,849,404

*	Average volume is based on average quarter end balances for the six months ended August 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 55

Schedule of Investments (unaudited) (continued)

as of August 31, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$94,136	$(118,359)	$(24,223)	$—	$(24,223)
BNP	—	(507,350)	(507,350)	507,350	—
BNYM	—	(3,300)	(3,300)	—	(3,300)
BOA	136,924	(503,284)	(366,360)	309,829	(56,531)
CITI	410,961	(911,653)	(500,692)	500,692	—
DB	543,728	(234,356)	309,372	(280,000)	29,372
GSI	1,035,465	(4,305,293)	(3,269,828)	3,269,828	—
HSBC	218,823	(1,082,623)	(863,800)	863,800	—
JPM	452,888	(1,113,299)	(660,411)	660,411	—
MSI	442,307	(1,562,439)	(1,120,132)	1,120,132	—
SCB	176,495	(84,374)	92,121	—	92,121
SSB	—	(1,895,710)	(1,895,710)	1,895,710	—
TD	—	(359,737)	(359,737)	359,737	—
UAG	—	(43,617)	(43,617)	—	(43,617)

	$3,511,727	$(12,725,394)	$(9,213,667)	$9,207,489	$(6,178)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

56

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $1,107,611,315)	$1,039,620,226
Affiliated investments (cost $55,622,475)	55,622,475
Cash	11,695
Foreign currency, at value (cost $15,097,608)	15,077,825
Receivable for investments sold	64,978,629
Dividends and interest receivable	10,032,200
Receivable for Fund shares sold	2,684,597
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,601,118
Unrealized appreciation on OTC swap agreements	448,542
Premiums paid for OTC swap agreements	437,192
Due from broker—variation margin swaps	27,670
Unrealized appreciation on unfunded loan commitment	699
Prepaid expenses and other assets	106,403

Total Assets	1,191,649,271

Liabilities

Payable for investments purchased	114,567,233
Unrealized depreciation on OTC forward foreign currency exchange contracts	7,330,052
Payable for Fund shares purchased	3,982,436
Premiums received for OTC swap agreements	3,330,715
Unrealized depreciation on OTC swap agreements	1,300,698
Options written outstanding, at value (premiums received $673,275)	641,153
Management fee payable	426,079
Due to broker—variation margin futures	377,610
Accrued expenses and other liabilities	205,225
Unrealized depreciation on OTC cross currency exchange contracts	122,776
Distribution fee payable	54,138
Trustees’ fees payable	5,487
Affiliated transfer agent fee payable	1,529
Dividends payable	1,239

Total Liabilities	132,346,370

Net Assets	$1,059,302,901

Net assets were comprised of:
Shares of beneficial interest, at par	$124,118
Paid-in capital in excess of par	1,363,583,767
Total distributable earnings (loss)	(304,404,984)

Net assets, August 31, 2024	$1,059,302,901

See Notes to Financial Statements.

PGIM Strategic Bond Fund 57

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2024

Class A

Net asset value and redemption price per share, ($82,277,106 ÷ 9,636,654 shares of beneficial interest issued and outstanding)	$8.54
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.83

Class C

Net asset value, offering price and redemption price per share, ($43,972,537 ÷ 5,158,252 shares of beneficial interest issued and outstanding)	$8.52

Class Z

Net asset value, offering price and redemption price per share, ($839,542,272 ÷ 98,372,143 shares of beneficial interest issued and outstanding)	$8.53

Class R6

Net asset value, offering price and redemption price per share, ($93,510,986 ÷ 10,951,073 shares of beneficial interest issued and outstanding)	$8.54

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income (net of $5,721 foreign withholding tax)	$29,033,216
Affiliated dividend income	2,217,961
Income from securities lending, net (including affiliated income of $41,166)	41,275
Unaffiliated dividend income	22,966

Total income	31,315,418

Expenses
Management fee	3,000,363
Distribution fee(a)	308,818
Transfer agent’s fees and expenses (including affiliated expense of $4,511)(a)	549,458
Registration fees(a)	52,688
Custodian and accounting fees	45,026
Shareholders’ reports	40,211
Audit fee	33,665
Professional fees	22,520
Trustees’ fees	12,053
Miscellaneous	25,618

Total expenses	4,090,420
Less: Fee waiver and/or expense reimbursement(a)	(589,698)

Net expenses	3,500,722

Net investment income (loss)	27,814,696

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $16,549)	(8,899,168)
Futures transactions	3,264,652
Forward and cross currency contract transactions	1,512,931
Options written transactions	1,947,652
Swap agreement transactions	234,982
Foreign currency transactions	(1,016,880)

(2,955,831)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(25,510))	40,391,648
Futures	(235,336)
Forward and cross currency contracts	(7,599,791)
Options written	(39,427)
Swap agreements	(2,031,114)
Foreign currencies	(220,217)
Unfunded loan commitment	540

30,266,303

Net gain (loss) on investment and foreign currency transactions	27,310,472

Net Increase (Decrease) In Net Assets Resulting From Operations	$55,125,168

See Notes to Financial Statements.

PGIM Strategic Bond Fund 59

Statement of Operations  (unaudited)

Six Months Ended August 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	96,152	212,666	—	—
Transfer agent’s fees and expenses	26,368	21,266	500,893	931
Registration fees	11,380	9,184	22,579	9,545
Fee waiver and/or expense reimbursement	(12,938)	(7,154)	(544,748)	(24,858)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2024	Year Ended February 28/29, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$27,814,696	$57,133,842
Net realized gain (loss) on investment and foreign currency transactions	(2,955,831)	(28,265,396)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,266,303	45,284,855

Net increase (decrease) in net assets resulting from operations	55,125,168	74,153,301

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,159,696)	(4,511,416)
Class C	(1,027,660)	(2,682,025)
Class Z	(24,190,679)	(65,323,235)
Class R6	(2,546,212)	(5,156,501)

	(29,924,247)	(77,673,177)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	207,005,984	447,958,197
Net asset value of shares issued in reinvestment of dividends and distributions	29,914,544	77,643,147
Cost of shares purchased	(198,163,961)	(578,184,104)

Net increase (decrease) in net assets from Fund share transactions	38,756,567	(52,582,760)

Total increase (decrease)	63,957,488	(56,102,636)

Net Assets:

Beginning of period	995,345,413	1,051,448,049

End of period	$1,059,302,901	$995,345,413

See Notes to Financial Statements.

PGIM Strategic Bond Fund 61

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.33		$8.34	$9.69	$10.32	$10.48	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.22	(b)	0.44	0.38	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	(c)	0.16	(1.23)	(0.54)	0.02 (c)	0.70
Total from investment operations	0.45		0.60	(0.85)	(0.25)	0.33	1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.61)	(0.50)	(0.38)	(0.33)	(0.45)
Tax return of capital distributions	-		-	-	-	(0.06)	-
Distributions from net realized gains	-		-	-	-	(0.10)	(0.20)
Total dividends and distributions	(0.24)		(0.61)	(0.50)	(0.38)	(0.49)	(0.65)
Net asset value, end of period	$8.54		$8.33	$8.34	$9.69	$10.32	$10.48
Total Return(d):	5.47%		7.49%	(8.81)%	(2.59)%	3.27%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,277		$70,540	$57,693	$78,154	$88,108	$76,854
Average net assets (000)	$76,295		$60,671	$61,543	$85,794	$74,555	$39,714
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.94	%(f)	0.95%	0.94%	0.95%	0.98%	1.08%
Expenses before waivers and/or expense reimbursement	0.97	%(f)	0.98%	0.97%	0.98%	1.02%	1.12%
Net investment income (loss)	5.22	%(f)	5.34%	4.32%	2.81%	3.01%	3.16%
Portfolio turnover rate(g)	162%		310%	301%	54%	105%	239%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.32		$8.33	$9.68	$10.30	$10.46	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.19	(b)	0.37	0.31	0.21	0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21	(c)	0.16	(1.23)	(0.53)	0.02 (c)	0.68
Total from investment operations	0.40		0.53	(0.92)	(0.32)	0.25	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.54)	(0.43)	(0.30)	(0.25)	(0.37)
Tax return of capital distributions	-		-	-	-	(0.06)	-
Distributions from net realized gains	-		-	-	-	(0.10)	(0.20)
Total dividends and distributions	(0.20)		(0.54)	(0.43)	(0.30)	(0.41)	(0.57)
Net asset value, end of period	$8.52		$8.32	$8.33	$9.68	$10.30	$10.46
Total Return(d):	4.93%		6.66%	(9.55)%	(3.25)%	2.50%	9.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,973		$41,442	$41,835	$56,099	$59,419	$49,844
Average net assets (000)	$42,187		$40,959	$45,944	$60,789	$53,620	$24,666
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.74	%(f)	1.74%	1.74%	1.72%	1.73%	1.83%
Expenses before waivers and/or expense reimbursement	1.77	%(f)	1.77%	1.77%	1.75%	1.77%	1.87%
Net investment income (loss)	4.43	%(f)	4.54%	3.52%	2.04%	2.26%	2.50%
Portfolio turnover rate(g)	162%		310%	301%	54%	105%	239%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 63

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.33		$8.34	$9.69	$10.31	$10.47	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.47	0.41	0.32	0.34	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		0.15	(1.23)	(0.53)	0.02 (b)	0.68
Total from investment operations	0.45		0.62	(0.82)	(0.21)	0.36	1.06
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.63)	(0.53)	(0.41)	(0.36)	(0.49)
Tax return of capital distributions	-		-	-	-	(0.06)	-
Distributions from net realized gains	-		-	-	-	(0.10)	(0.20)
Total dividends and distributions	(0.25)		(0.63)	(0.53)	(0.41)	(0.52)	(0.69)
Net asset value, end of period	$8.53		$8.33	$8.34	$9.69	$10.31	$10.47
Total Return(c):	5.51%		7.85%	(8.52)%	(2.17)%	3.64%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$839,542		$808,001	$892,700	$1,445,527	$1,748,446	$1,330,912
Average net assets (000)	$805,491		$853,582	$1,006,914	$1,717,073	$1,421,196	$668,011
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.62	%(e)	0.62%	0.62%	0.62%	0.62%	0.68%
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.76%	0.75%	0.75%	0.77%	0.82%
Net investment income (loss)	5.56	%(e)	5.66%	4.63%	3.14%	3.35%	3.62%
Portfolio turnover rate(f)	162%		310%	301%	54%	105%	239%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2024		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.33		$8.34	$9.70	$10.32	$10.48	$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.47	0.41	0.33	0.34	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		0.16	(1.24)	(0.54)	0.03 (b)	0.68
Total from investment operations	0.46		0.63	(0.83)	(0.21)	0.37	1.06
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.64)	(0.53)	(0.41)	(0.37)	(0.49)
Tax return of capital distributions	-		-	-	-	(0.06)	-
Distributions from net realized gains	-		-	-	-	(0.10)	(0.20)
Total dividends and distributions	(0.25)		(0.64)	(0.53)	(0.41)	(0.53)	(0.69)
Net asset value, end of period	$8.54		$8.33	$8.34	$9.70	$10.32	$10.48
Total Return(c):	5.65%		7.88%	(8.49)%	(2.24)%	3.66%	10.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$93,511		$75,363	$59,220	$37,135	$33,407	$1,493
Average net assets (000)	$84,808		$65,842	$51,264	$37,326	$13,732	$564
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.65%
Expenses before waivers and/or expense reimbursement	0.65	%(e)	0.66%	0.66%	0.67%	0.76%	3.24%
Net investment income (loss)	5.56	%(e)	5.71%	4.75%	3.17%	3.26%	3.62%
Portfolio turnover rate(f)	162%		310%	301%	54%	105%	239%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund 65

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

PGIM Strategic Bond Fund 67

Notes to Financial Statements  (unaudited) (continued)

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

PGIM Strategic Bond Fund 69

Notes to Financial Statements  (unaudited) (continued)

terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

PGIM Strategic Bond Fund 71

Notes to Financial Statements  (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed

PGIM Strategic Bond Fund 73

Notes to Financial Statements  (unaudited) (continued)

securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

PGIM Strategic Bond Fund 75

Notes to Financial Statements  (unaudited) (continued)

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Strategic Bond Fund 77

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% on average daily net assets up to $2.5 billion;	0.59%
0.565% on average daily net assets from $2.5 billion to $5 billion;
0.540% on average daily net assets over $5 billion.

The Manager has contractually agreed, through June 30, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.15%
C	1.90
Z	0.62
R6	0.59

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$141,423	$395
C	—	1,177

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Strategic Bond Fund 79

Notes to Financial Statements  (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$1,714,626,359	$1,785,746,594

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)

$30,114,493	$195,884,829	$170,376,847	$ —	$ —	$55,622,475	55,622,475	$2,217,961

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)

27,815,252	108,038,151	135,844,442	(25,510)	16,549	—	—	41,166	(2)

$57,929,745	$303,922,980	$306,221,289	$(25,510)	$16,549	$55,622,475		$2,259,127

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,161,612,358	$25,302,498	$(99,227,468)	$(73,924,970)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 29, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$228,743,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 29, 2024 are subject to such review.

PGIM Strategic Bond Fund 81

Notes to Financial Statements  (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	15,369	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	7	92.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2024:
Shares sold	2,028,641	$17,021,560
Shares issued in reinvestment of dividends and distributions	257,650	2,158,761
Shares purchased	(1,164,709)	(9,772,125)
Net increase (decrease) in shares outstanding before conversion	1,121,582	9,408,196
Shares issued upon conversion from other share class(es)	101,028	843,759
Shares purchased upon conversion into other share class(es)	(55,264)	(460,963)
Net increase (decrease) in shares outstanding	1,167,346	$9,790,992

Year ended February 29, 2024:
Shares sold	4,006,747	$33,046,987
Shares issued in reinvestment of dividends and distributions	548,089	4,507,409
Shares purchased	(2,880,915)	(23,831,877)
Net increase (decrease) in shares outstanding before conversion	1,673,921	13,722,519
Shares issued upon conversion from other share class(es)	108,921	896,152
Shares purchased upon conversion into other share class(es)	(228,815)	(1,893,704)
Net increase (decrease) in shares outstanding	1,554,027	$12,724,967

Class C
Six months ended August 31, 2024:
Shares sold	622,307	$5,200,322
Shares issued in reinvestment of dividends and distributions	122,804	1,027,389
Shares purchased	(477,202)	(3,988,409)
Net increase (decrease) in shares outstanding before conversion	267,909	2,239,302
Shares purchased upon conversion into other share class(es)	(92,970)	(776,266)
Net increase (decrease) in shares outstanding	174,939	$1,463,036

Year ended February 29, 2024:
Shares sold	1,078,191	$8,895,669
Shares issued in reinvestment of dividends and distributions	326,645	2,682,014
Shares purchased	(1,256,831)	(10,317,374)
Net increase (decrease) in shares outstanding before conversion	148,005	1,260,309
Shares purchased upon conversion into other share class(es)	(187,001)	(1,536,300)
Net increase (decrease) in shares outstanding	(38,996)	$(275,991)

PGIM Strategic Bond Fund 83

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended August 31, 2024:
Shares sold	19,005,607	$159,306,739
Shares issued in reinvestment of dividends and distributions	2,887,320	24,183,707
Shares purchased	(20,560,901)	(171,820,440)
Net increase (decrease) in shares outstanding before conversion	1,332,026	11,670,006
Shares issued upon conversion from other share class(es)	92,959	778,628
Shares purchased upon conversion into other share class(es)	(105,155)	(877,152)
Net increase (decrease) in shares outstanding	1,319,830	$11,571,482

Year ended February 29, 2024:
Shares sold	44,292,529	$365,780,595
Shares issued in reinvestment of dividends and distributions	7,939,193	65,300,715
Shares purchased	(61,169,761)	(503,640,613)
Net increase (decrease) in shares outstanding before conversion	(8,938,039)	(72,559,303)
Shares issued upon conversion from other share class(es)	362,301	2,989,997
Shares purchased upon conversion into other share class(es)	(1,421,663)	(11,623,402)
Net increase (decrease) in shares outstanding	(9,997,401)	$(81,192,708)

Class R6
Six months ended August 31, 2024:
Shares sold	3,043,753	$25,477,363
Shares issued in reinvestment of dividends and distributions	303,663	2,544,687
Shares purchased	(1,502,713)	(12,582,987)
Net increase (decrease) in shares outstanding before conversion	1,844,703	15,439,063
Shares issued upon conversion from other share class(es)	69,000	575,348
Shares purchased upon conversion into other share class(es)	(9,738)	(83,354)
Net increase (decrease) in shares outstanding	1,903,965	$15,931,057

Share Class	Shares	Amount

Year ended February 29, 2024:

Shares sold	4,870,570	$40,234,946

Shares issued in reinvestment of dividends and distributions	626,690	5,153,009

Shares purchased	(4,912,862)	(40,394,240)

Net increase (decrease) in shares outstanding before conversion	584,398	4,993,715

Shares issued upon conversion from other share class(es)	1,377,891	11,265,155

Shares purchased upon conversion into other share class(es)	(11,838)	(97,898)

Net increase (decrease) in shares outstanding	1,950,451	$16,160,972

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 will provide a commitment of $1,200,000,000 through September 25, 2025. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2024.

PGIM Strategic Bond Fund 85

Notes to Financial Statements  (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below.For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

PGIM Strategic Bond Fund 87

Notes to Financial Statements  (unaudited) (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

PGIM Strategic Bond Fund 89

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

PGIM Strategic Bond Fund 91

Notes to Financial Statements  (unaudited) (continued)

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations,

[1]	PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Strategic Bond Fund

Approval of Advisory Agreements  (continued)

the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board

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considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the

PGIM Strategic Bond Fund

Approval of Advisory Agreements  (continued)

effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2023. The Board considered the

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management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, and five-year periods, and underperformed its benchmark index over the three-year period.

•	The Board considered that the Fund outperformed its benchmark index in seven of the last eight calendar years.

•

The Board further considered that PGIM Investments is encouraged by the Fund’s performance as credit markets continued to recover with the Fund’s outperforming its Peer Universe median for the one-year period ended March 31, 2024.

•

The Board also noted that a portfolio manager was added to the investment team in 2021 and two additional portfolio managers were added in 2023. In this regard, the Board noted the Fund’s improved performance against peers.

•	The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at

PGIM Strategic Bond Fund

Approval of Advisory Agreements  (continued)

1.15% for Class A shares, 1.90% for Class C shares, 0.59% for Class R6 shares, and 0.62% for Class Z shares through June 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2024